UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

     [LOGO]
AMERICAN HOSPITAL                        CNI CHARTER FUNDS(SM) [LOGO OMITTED](R)
   ASSOCIATION
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]




AHA Investment Funds
A Series of CNI Charter Funds

2006 Annual Report o September 30, 2006

--------------------------------------------------------------------------------

AHA Limited Maturity Fixed Income Fund

AHA Full Maturity Fixed Income Fund

AHA Balanced Fund

AHA Diversified Equity Fund                                     www.ahafunds.org

AHA Socially Responsible Equity Fund                     www.cnicharterfunds.com
--------------------------------------------------------------------------------

                 TABLE OF CONTENTS

                                   AHA INVESTMENT FUNDS
                                   A SERIES OF CNI CHARTER FUNDS
                                   ANNUAL REPORT

     1   Letter to Our Shareholders
     4   Asset Allocations
     6   Performance Information
    11   Schedules of Investments
    32   Statements of Assets and Liabilities
    33   Statements of Operations
    35   Statements of Changes in Net Assets
    40   Financial Highlights
    49   Notes to Financial Statements
    57   Report of Independent Registered Public Accounting Firm
    58   Trustees and Officers
    61   Shareholder Voting Results
    62   Notice to Shareholders
    63   Disclosure of Fund Expenses
    65   Approval of Sub-Advisory Agreement

--------------------------------------------------------------------------------

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request by calling 1-800-445-1341, (2) on the CNI Charter Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-Q. The Funds will file Form N-Q for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q is also available on the CNI Charter Funds' website at www. cnicharterfunds.com and without charge, upon request by calling 1-800-445-1341.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
SHAREHOLDER LETTER
September 30, 2006

Dear Shareholder:

Please find enclosed the annual report for the AHA Investment Funds, (the "AHA Funds"), dated September 30, 2006. This letter will summarize results for the AHA mutual funds and activities for the past twelve months. As you will remember, October 1, 2005, was the effective date for the reorganization of the American Hospital Association sponsored AHA Investment Funds into the CNI Charter Funds family with over $4 billion in assets under management. This combination was approved by a vote of shareholders of over 90% for each AHA Fund, and we are pleased to report that the new structure has brought the resources of the CNI Charter Funds and their parent, City National Corporation, with state of the art support systems. One of the results of the reorganization is that the fiscal year end of the AHA Funds was changed from June 30th to September 30th; and last year you received a special audit report for the three months ended September 30, 2005, which aligned the AHA Funds with the CNI Charter Funds.

AHA LIMITED MATURITY FIXED INCOME FUND

We made changes to this Fund with the objective of enhancing returns by extending the duration. This was accomplished by adding a second portfolio manager, with over 90% shareholder approval by proxy vote, at the beginning of the fiscal year. This manager has a 1-5 year maturity range of securities to complement the existing manager's 1-3 year range. Therefore, the fiscal year ended September 30, 2006 was the first year that this Fund had a 1-5 year maturity portfolio managed by City National Asset Management, Inc. in combination with the 1-3 year maturity portfolio managed by The Patterson
Capital Corporation. We gradually increased the weighting of the 1-5 year portfolio so that by mid-fiscal year March 31st it constituted half of the Fund. Changes in the Fund's customized benchmark over the year corresponded to increasing allocation to the new manager. Whereas before this fiscal year the Fund was benchmarked wholly to the Merrill Lynch 1-3 Year Treasury Index, it was modified over the year as weighting was shifted to the new portfolio. The mix went from 75% ML 1-3 Year Treasury and 25% Lehman 1-5 Year Government Credit Bond Index for the first half of the fiscal year, to 50/50% for the second half. The 50/50 mix will be the customized benchmark going forward, as it represents the combined portfolios of the two sub-advisers.

The Federal Reserve Bank's ("Fed") continued policy of increases in short-term interest rates through June 2006 was spurred in part by inflation concerns related to record oil prices. Because the Fed controls short-term yields; it affected those short maturity securities held by AHA Limited Maturity Fixed Income Fund Class I Shares: in October 2005, this Fund's 30 day SEC yield was 3.20% and by September 2006, it rose to 4.47%. The total return of the Fund's Class I Shares was 3.49% for the fiscal year which was slightly lower than the customized benchmark return of 3.77%. This is because conservative shorter durations aided performance earlier in the year and lagged after the Fed ceased their rate increases in the summer quarter.

The Class A Shares of this Fund had their first complete year of performance. The total return was 3.17% and the 30 day SEC yield rose from 2.94% in October 2005 to 4.18% in September 2006.

AHA FULL MATURITY FIXED INCOME

This Fund also had a new manager for the fiscal year: Boyd Watterson Asset Management, L.L.C. ("BWAM") took over the intermediate portfolio in December 2005, bringing expertise in corporate and Yankee (US $ denominated international) bond research to Fund shareholders.

The fiscal year saw intermediate and longer maturity bonds dip in prices earlier in the year in response to the Fed's rate increases. Bond prices and interest rates have an inverse relationship, so that while yields go up, prices will drop as the bond market adjusts to the Fed's actions. However, once the Fed stopped the rate increases over the summer, the bond market prices rallied, bringing about a positive fiscal year end conclusion. As a result, the AHA

Full Maturity Fixed Income Fund Class I and Class A Shares recorded a total return of 3.03% and 2.67%, respectively, for the fiscal year, while the Lehman Government/Credit Intermediate Total Return Index returned 3.54%. The AHA Full Maturity Fixed Income Fund combines two equally weighted portfolios managed to the intermediate (BWAM) and aggregate (Robert W. Baird & Co., Incorporated) indices to provide a "full" maturity spectrum. The intermediate portfolio manager maintained shorter durations than its index as a defensive measure, which aided performance in a rising interest rate environment, but contributed to the difference in performance during the bond market rally.

AHA BALANCED FUND

The AHA Balanced Fund combines stocks, bonds and cash in a moderate allocation targeted at 60% stocks per Morningstar's definition. Its total return for the fiscal year was 8.32%, outperforming a benchmark of 60% S&P 500 Stock Index, 30% Lehman U.S. Aggregate Bond Index and 10% Merrill Lynch 3-month U.S. Treasury Index, which returned 8.02%. Its ranking in the Morningstar moderate universe was in the upper 25th percentile for the year. This Fund benefited from stock overweights in energy for the first part of the year and healthcare and technology later in the year. The aggregate duration of its fixed income allocation benefited from the rally in bonds after the Fed left rates flat in July.

AHA DIVERSIFIED EQUITY FUND

During the first three quarters of the fiscal year oil and gas prices rose to record levels, the Fed's rate increases shifted focus away from housing and slowed down large ticket consumer spending, which is interest rate sensitive. The AHA Diversified Equity Fund Class I Shares produced results of 10.16% versus the S&P 500 Index of 10.79%. The Diversified Equity Fund Class A Shares had a net annual total return of 9.87%. While "alpha" manager Cambiar Investors' sector overweighting in the energy sector aided performance in the earlier part of the year during the run up in oil prices, it was a drag on performance in the final fiscal quarter. The core portfolio manager, Freeman Associates Investment Management's theme of low price-to- earnings ratios and strong cash flows helped minimize downside risk in the Fund. The Fund's Class I Shares ranked in the upper 40th percentile of its Morningstar peer group universe for the year ended September 30, 2006.

As noted above, this Fund combined two major investment styles, Freeman's conservative "core" management with Cambiar's more aggressive "alpha" style. An "alpha" manager is more concentrated in certain sectors and produces returns in excess of the market based (or "beta") return. The "core" manager is broadly diversified in the S&P 500 stocks, maintaining similar market weightings in each industry sector as the index, but selecting the best security in each industry by factoring in its analyst's price support, market momentum and discounted fundamental evaluations. In September of 2006, after a national search for a replacement manager for the alpha portfolio, it was determined that dividing the Cambiar portfolio in two would provide an even more favorable total fund construction in terms of potential returns with controlled risk. A proxy ballot was sent to AHA Diversified Equity Fund shareholders recommending that we split the alpha half of the portfolio equally between two new managers, SKBA Capital Management's Value Opportunity style and AMBS Investment Counsel's Absolute Large Cap Value. A shareholders meeting was held on September 25, 2006 and the proposal to add the Fund's two new managers passed by over 90% of the shares casting votes. We believe that the addition of these two new portfolio managers, who had greater than 5% alpha over the past three years, will benefit Fund shareholders. They began management of the AHA Diversified Equity Fund's alpha portfolios at the start of the new fiscal year on October 1, 2006.

AHA SOCIALLY RESPONSIBLE EQUITY FUND

The new AHA Socially Responsible Equity Fund, which was designed to meet the social guidelines of church-based organizations, produced a 7.69% total return for the year for Class I Shares, which is very close to the 7.71% of the Domini 400 Social Index, while the A Shares completed their first year of operation and had a 7.40% total return. This Fund had heavy sector weightings in financials, consumer discretionary and healthcare stocks and an underweight in technology. Energy stocks as a sector comprised a middle level weighting (7.9%) of the Fund; as with other equity portfolios, this sector aided the portfolio in the first three fiscal quarters and lagged in the final quarter.

The Fund's sub-adviser is SKBA Capital Management. SKBA follows a socially responsible value investment style and the social guidelines of the National Council of Bishops, which includes restrictions of "sin" stocks as well as inclusion of "good citizen" companies that have good environmental, human rights and governance track records. It has doubled in size over the year.

NEW FISCAL YEAR

As we start our new fiscal year we want to thank our investors for their confidence and trust. If you have any questions, please do not hesitate to call us at 800.357.4675. The AHA Investment Funds are part of an expanding network of investment funds offered through the CNI Charter Funds. We have two websites: www.ahafunds.org serving both I and A class investors, and www.cnicharterfunds.com for A class investors. Look for us on the Schwab platform in 2007.


Sincerely,


/s/ Timothy G. Solberg

Timothy G. Solberg, CFA
Chief Investment Officer
AHA Investment Funds, a series of the CNI Charter Funds

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Opinions expressed above are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for fund holdings and index definitions. Portfolio holdings and sector allocations are subject to change.

The adviser has agreed to voluntarily waive fees to the extent necessary to keep operating expenses at or below specific limits. In the absence of such waivers, total returns would be reduced.

INVESTING IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITIONAL TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY, AND PRODUCTS OF COMPANIES IN WHICH TECHNOLOGY FUNDS INVEST MAY BE SUBJECT TO SEVERE COMPETITION AND RAPID OBSOLESCENCE. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CHANGING INTEREST RATES CAN ADVERSELY AFFECT THE VALUE OF AN INVESTMENT IN THE AHA LIMITED AND FULL MATURITY FUNDS.

This material must be preceded or accompanied by a current prospectus. Please read it carefully before you invest or send money.

Distributed by SEI Investments Distribution Co. (SIDCo).

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
ASSET ALLOCATIONS*
September 30, 2006

AHA LIMITED MATURITY FIXED INCOME FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds                                 42.5%
U.S. Government Agency Obligations              20.9%
U.S. Government Mortgage-Backed Obligations     15.0%
U.S. Treasury Obligations                        8.0%
Mortgage-Backed Securities                       6.5%
Asset-Backed Securities                          3.6%
Cash Equivalent                                  3.5%

AHA FULL MATURITY FIXED INCOME FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds                                 35.6%
U.S. Government Mortgage-Backed Obligations     18.1%
U.S. Treasury Obligations                       16.1%
U.S. Government Agency Obligations              14.3%
Mortgage-Backed Securities                       8.8%
Asset-Backed Securities                          3.8%
Cash Equivalent                                  2.6%
Foreign Government Bonds                         0.6%
Municipal Bond                                   0.1%

*Percentages based on total investments.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
ASSET ALLOCATIONS*
September 30, 2006

AHA BALANCED FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Common Stock                                    60.7%
U.S. Government Mortgage-Backed Obligations      7.3%
Mortgage-Backed Securities                       7.2%
Corporate Bonds                                  7.1%
U.S. Government Agency Obligations               6.3%
U.S. Treasury Obligations                        6.2%
Cash Equivalent                                  2.4%(1)
Commercial Paper                                 1.3%
Asset-Backed Securities                          0.9%
Foreign Government Bonds                         0.5%
Municipal Bond                                   0.1%

AHA DIVERSIFIED EQUITY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Common Stock                                    94.5%
Cash Equivalents                                 3.7%(1)
Commercial Paper                                 1.8%

AHA SOCIALLY RESPONSIBLE EQUITY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Common Stock                                    94.4%
Cash Equivalent                                  4.9%(1)
Commercial Paper                                 0.7%

*Percentages based on total investments.

(1) Includes securities held as collateral for securities on loan.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000

[GRAPH OMITTED: PLOT POINTS BELOW]

       AHA Limited
     Maturity Fixed                  Merrill Lynch       Merrill Lynch     Lehman 1-5 Year
      Income Fund -  50/50 Hybrid   3-Month Treasury   1-3 Year Treasury      Government
     Class I Shares     Index          Bill Index            Index           Credit Index
9/30/96 $10,000       $10,000           $10,000             $10,000           $10,000
9/30/97  10,645        10,715            10,539              10,690            10,741
9/30/98  11,404        11,625            11,104              11,542            11,710
9/30/99  11,736        11,944            11,626              11,915            11,977
9/30/00  12,382        12,654            12,298              12,605            12,707
9/30/01  13,641        14,064            12,968              13,913            14,221
9/30/02  14,342        14,954            13,227              14,699            15,219
9/30/03  14,736        15,501            13,402              15,084            15,936
9/30/04  14,842        15,723            13,549              15,243            16,224
9/30/05  14,940        15,880            13,904              15,392            16,388
9/30/06  15,462        16,479            14,530              15,968            17,011

This chart assumes an initial gross investment of $10,000 for the AHA Limited Maturity Fixed Income Fund - Class I Shares, as well as the Merrill Lynch 3-Month U.S. Treasury Index, the Merrill Lynch 1-3 Year Treasury Index, and the 50/50 Hybrid Index. The Fund's performance will no longer be compared to the Merrill Lynch 3-Month U.S. Treasury Index and the Merrill Lynch 1-3 Year Treasury Index, as the 50/50 Hybrid Index better reflects the Fund's investment strategy. Performance figures include reinvested dividends and capital gains. Class A Shares are sold with a 0.25% 12b-1 fee. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                                                 TOTAL RETURNS AS OF 9/30/06

                                                                                          AVERAGE ANNUAL    AVERAGE ANNUAL
                                                                       ONE YEAR RETURN   FIVE YEAR RETURN   TEN YEAR RETURN
                                                                       ---------------   ----------------   ---------------
   AHA Limited Maturity Fixed Income Fund - Class I Shares ..........       3.49%              2.54%             4.45%
   AHA Limited Maturity Fixed Income Fund - Class A Shares ..........       3.17%               N/A               N/A
   Lehman 1-5 Year Government Credit Bond Index .....................       3.80%              3.65%             5.46%
   Merrill Lynch 3-Month U.S. Treasury Index ........................       4.50%              2.30%             3.81%
   Merrill Lynch 1-3 Year Treasury Index ............................       3.74%              2.79%             4.79%
   50/50 Hybrid Index ...............................................       3.77%              3.22%             5.12%

Class A Shares commenced operations on October 22, 2004. Total cumulative return since inception for the Class A Shares was 3.43% as of September 30, 2006.

LEHMAN 1-5 YEAR YEAR GOVERNMENT CREDIT BOND INDEX

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to five years.

MERRILL LYNCH 3-MONTH U.S. TREASURY INDEX

The Merrill Lynch 3-Month U.S. Treasury Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX

A subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on December 31, 1975.

50/50 HYBRID INDEX

This is a customized index with a blend of two indices, consisting of 50% Merrill Lynch 1-3 Year Treasury Index and 50% Lehman 1-5 Year Government Credit Bond Index.

One cannot invest directly in an index.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000

[GRAPH OMITTED: PLOT POINTS BELOW]

        AHA Full           Lehman Brothers
      Maturity Fixed         Government/
      Income Fund -      Credit Intermediate
     Class I Shares      Total Return Index
9/30/96   $10,000         $10,000
9/30/97    10,962          10,819
9/30/98    12,138          11,947
9/30/99    12,048          12,023
9/30/00    12,858          12,774
9/30/01    14,401          14,422
9/30/02    15,418          15,590
9/30/03    16,293          16,527
9/30/04    16,856          16,965
9/30/05    17,210          17,220
9/30/06    17,731          17,829

This chart assumes an initial gross investment of $10,000 for the AHA Full Maturity Fixed Income Fund - Class I Shares and the Lehman Brothers Government/Credit Intermediate Total Return Index. Performance figures include reinvested dividends and capital gains. Class A Shares are sold with a 0.25% 12b-1 fee. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                                                 TOTAL RETURNS AS OF 9/30/06

                                                                                          AVERAGE ANNUAL    AVERAGE ANNUAL
                                                                       ONE YEAR RETURN   FIVE YEAR RETURN   TEN YEAR RETURN
                                                                       ---------------   ----------------   ---------------
   AHA Full Maturity Fixed Income
     Fund - Class I Shares ..........................................       3.03%              4.25%             5.90%
   AHA Full Maturity Fixed Income
     Fund - Class A Shares ..........................................       2.67%               N/A               N/A
   Lehman Brothers Government/Credit Intermediate
     Total Return Index .............................................       3.54%              4.33%             5.95%

Class A Shares commenced operations on May 11, 2004. Total cumulative return since inception for the Class A Shares was 7.73% as of September 30, 2006.

LEHMAN BROTHERS 1-5 GOVERNMENT/CREDIT TOTAL RETURN INDEX

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to five years.

One cannot invest directly in an index.

AHA BALANCED FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000

[GRAPH OMITTED: PLOT POINTS BELOW]

       AHA Balanced                                               Merrill Lynch
      Fund - Class I   60/30/10                     Lehman U.S.     3-Month U.S.
          Shares    Hybrid Index  S&P 500 Index  Aggregate Index  Treasury Index
9/30/06  $10,000      $10,000        $10,000         $10,000         $10,000
9/30/97   13,025       12,656         14,045          10,971          10,539
9/30/98   12,858       13,879         15,316          12,234          11,104
9/30/99   14,918       16,225         19,574          12,188          11,626
9/30/00   17,520       17,968         22,173          13,040          12,298
9/30/01   16,236       15,647         16,271          14,729          12,968
9/30/02   14,703       14,058         12,937          15,996          13,227
9/30/03   16,786       16,358         16,092          16,861          13,402
9/30/04   18,727       17,916         18,324          17,482          13,549
9/30/05   20,841       19,431         20,569          17,971          13,904
9/30/06   22,575       20,990         22,788          18,631          14,530

This chart assumes an initial gross investment of $10,000 for the AHA Balanced Fund, a customized Index, the 60/30/10 Hybrid Index and the S&P 500 Index. Performance figures include reinvested dividends and capital gains. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                                                 TOTAL RETURNS AS OF 9/30/06

                                                                                           AVERAGE ANNUAL   AVERAGE ANNUAL
                                                                        ONE YEAR RETURN   FIVE YEAR RETURN  TEN YEAR RETURN
                                                                        ---------------   ----------------  ---------------
   AHA Balanced Fund - Class I Shares ..............................         8.32%              6.82%             8.48%
   60/30/10 Hybrid Index ...........................................         8.02%              6.05%             7.70%
   S&P 500 Index ...................................................        10.79%              6.97%             8.59%
   Lehman U.S. Aggregate Bond Index ................................         3.67%              4.81%             6.42%
   Merrill Lynch 3-Month U.S. Treasury Index .......................         4.50%              2.30%             3.81%

S&P 500 INDEX

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The S&P 500 Index is a registered trademark of McGraw-Hill, Inc.

LEHMAN U.S. AGGREGATE BOND INDEX

The Lehman Brothers U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

MERRILL LYNCH 3-MONTH U.S. TREASURY INDEX

The Merrill Lynch 3-Month U.S. Treasury Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date.

60/30/10 HYBRID INDEX

This is a customized index with a blend of three indices, consisting of 60% in the S&P 500 Index, 30% in the Lehman U.S. Aggregate Bond Index and 10% in the Merrill Lynch 3-Month U.S. Treasury Index.

One cannot invest directly in an index.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000

[GRAPH OMITTED: PLOT POINTS BELOW]

         AHA Diversified
           Equity Fund -
          Class I Shares     S&P 500 Index
9/30/96      $10,000           $10,000
9/30/97       14,196            14,045
9/30/98       13,940            15,316
9/30/99       17,431            19,574
9/30/00       21,008            22,173
9/30/01       17,832            16,271
9/30/02       14,592            12,937
9/30/03       17,758            16,092
9/30/04       20,626            18,324
9/30/05       24,025            20,569
9/30/06       26,466            22,788

This chart assumes an initial gross investment of $10,000 for the AHA Diversified Equity Fund - Class I Shares, the S&P 500 Index and the Russell 1000 Value Index. Performance figures include reinvested dividends and capital gains. Class A Shares are sold with a 0.25% 12b-1 fee. The advisor has an agreement in place to waive fees. Currently, the expense levels have not been exceeded for the Fund.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                                                 TOTAL RETURNS AS OF 9/30/06

                                                                                           AVERAGE ANNUAL   AVERAGE ANNUAL
                                                                        ONE YEAR RETURN   FIVE YEAR RETURN  TEN YEAR RETURN
                                                                        ---------------   ----------------  ---------------
   AHA Diversified Equity Fund - Class I Shares ....................        10.16%              8.22%            10.22%
   AHA Diversified Equity Fund - Class A Shares ....................         9.87%               N/A               N/A
   S&P 500 Index ...................................................        10.79%              6.97%             8.59%

Class A Shares commenced operations on December 30, 2002. Total annualized return since inception for the Class A Shares was 69.44% as of September 30, 2006.

S&P 500 INDEX

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. S&P 500 Index is a registered trademark of McGraw-Hill, Inc.

One cannot invest directly in an index.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------------------------
HYPOTHETICAL GROWTH OF $10,000

[GRAPH OMITTED: PLOT POINTS BELOW]

         AHA Socially
         Responsible
         Equity Fund -    Domini 400
        Class I Shares  Social Index   S&P 500 Index   Russell 1000 Index
1/3/05     $10,000        $10,000        $10,000           $10,000
9/30/05     10,355          9,969         10,360            10,501
9/30/06     11,152         10,738         11,478            11,577

This chart assumes an initial gross investment of $10,000 made on January 3, 2005 (since inception) for the AHA Socially Responsible Equity Fund - Class I Shares and the Russell 1000 Index. Performance figures include reinvested dividends and capital gains. The advisor has an agreement in place to waive fees. Currently, the expense levels have not been exceeded for the Fund.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-445-1341.

                                TOTAL RETURNS AS OF 9/30/06

                                                                        ONE YEAR RETURN*
                                                                        ----------------
   AHA Socially Responsible Equity Fund - Class I Shares ............         7.69%
   AHA Socially Responsible Equity Fund - Class A Shares ............         7.40%
   Domini 400 Social Index ..........................................         7.71%
   Russell 1000 Index ...............................................        10.25%
   S&P 500 Index ....................................................        10.79%

Class A shares commenced operations on August 12, 2005. Total cumulative return since inception for the Class A shares was 8.76% as if September 30, 2006.

* Class I shares commenced operations on January 3, 2005.

DOMINI 400 SOCIAL INDEX

The Domini 400 Social Index(SM)is a market capitalization-weighted common stock index. It monitors the performance of 400 U.S. corporations that pass multiple, broad-based social screens. The Index consists of approximately 250 companies included in the Standard & Poor's 500 Index, approximately 100 additional large companies not included in the S&P 500 but providing industry representation, and approximately 50 additional companies with particularly strong social characteristics.

RUSSELL 1000 INDEX

A market capitalization-weighted index made up of the 1,000 highest ranking U.S. stocks in the Russell 3000.

S&P 500 INDEX

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. S&P 500 is a registered trademark of McGraw-Hill, Inc.

One cannot invest directly in an index.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [43.2%]
     ALUMINUM [0.5%]
     Alcoa
       4.250%, 08/15/07                               $       250   $       247
     ===========================================================================
     AUTOMOTIVE [1.7%]
     Conoco Funding
       6.350%, 10/15/11                                       750           789
     ===========================================================================
     BANKS [4.4%]
     Bank of America
       7.400%, 01/15/11                                       750           812
     U.S. Bank, NA
       6.375%, 08/01/11                                       750           787
     Wachovia
       4.850%, 07/30/07                                       400           398
     ---------------------------------------------------------------------------
     TOTAL BANKS                                                          1,997
     ===========================================================================
     BEAUTY PRODUCTS [1.7%]
     Procter & Gamble
       6.875%, 09/15/09                                       750           786
     ===========================================================================
     COMPUTER SYSTEM DESIGN & SERVICES [4.1%]
     Hewlett-Packard
       5.750%, 12/15/06                                       750           750
     IBM, MTN
       6.450%, 08/01/07                                       400           403
     IBM
       4.375%, 06/01/09                                       750           737
     ---------------------------------------------------------------------------
     TOTAL COMPUTER SYSTEM DESIGN & SERVICES                              1,890
     ===========================================================================
     DIVERSIFIED MANUFACTURING [1.1%]
     Honeywell
       7.000%, 03/15/07                                       510           513
     ===========================================================================
     FINANCE AUTO LOANS [0.7%]
     Toyota MotorCredit
       5.500%, 12/15/08                                       300           302
     ===========================================================================
     FINANCIAL SERVICES [6.3%]
     American Express Credit
       3.000%, 05/16/08                                       300           290
     CIT Group
       5.750%, 09/25/07                                       400           401
     General Electric Capital, Ser A, MTN
       5.000%, 06/15/07                                       750           749
     HSBC Finance
       5.750%, 01/30/07                                       855           856
     International Lease Finance
       4.350%, 09/15/08                                       300           295
     National Rural Utilities
       3.875%, 02/15/08                                       275           270
     ---------------------------------------------------------------------------
     TOTAL FINANCIAL SERVICES                                             2,861
     ===========================================================================

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     INSURANCE [0.9%]
     UnitedHealth Group
       5.200%, 01/17/07                               $       430   $       430
     ===========================================================================
     INVESTMENT BANKER/BROKER DEALER [10.2%]
     Bear Stearns
       5.700%, 01/15/07                                       200           200
     Citigroup
       6.500%, 01/18/11                                       750           788
       3.500%, 02/01/08                                       300           294
     Credit Suisse First Boston
       6.125%, 11/15/11                                       750           778
     Goldman Sachs Group
       6.650%, 05/15/09                                       750           778
     Lehman Brothers Holdings
       4.000%, 01/22/08                                       300           295
     Merrill Lynch
       6.000%, 02/17/09                                       750           762
     Morgan Stanley
       5.800%, 04/01/07                                       750           751
     ---------------------------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER                                4,646
     ===========================================================================
     RETAIL [4.2%]
     Target
       5.500%, 04/01/07                                     1,150         1,151
     Wal-Mart Stores
       6.875%, 08/10/09                                       750           785
     ---------------------------------------------------------------------------
     TOTAL RETAIL                                                         1,936
     ===========================================================================
     SECURITY BROKERS & DEALERS [2.6%]
     Countrywide Home Loan, MTN
       3.250%, 05/21/08                                       300           291
     Credit Suisse First Boston
       3.875%, 01/15/09                                       300           292
     Goldman Sachs Group
       4.125%, 01/15/08                                       300           296
     Merrill Lynch, Ser B, MTN
       3.125%, 07/15/08                                       300           289
     ---------------------------------------------------------------------------
     TOTAL SECURITY BROKERS & DEALERS                                     1,168
     ===========================================================================
     TELEPHONES & TELECOMMUNICATIONS [4.8%]
     AT&T
       6.250%, 03/15/11                                       750           774
     BellSouth Telecommunications
       5.875%, 01/15/09                                       300           304
     Verizon Global Funding
       6.125%, 06/15/07                                     1,100         1,105
     ---------------------------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS                                2,183
     ===========================================================================
         TOTAL CORPORATE BONDS
           (Cost $19,832)                                                19,748
         =======================================================================

                     See Notes to the Financial Statements.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [21.2%]
     FHLB
       5.020%, 11/07/08                               $     1,500   $     1,498
       3.625%, 06/20/07                                     1,375         1,359
     FHLMC
       5.375%, 07/17/09                                       335           339
       5.250%, 05/21/09                                     1,080         1,088
       4.625%, 12/19/08                                       900           894
       3.875%, 06/15/08                                     1,225         1,203
       3.625%, 09/15/08                                       230           224
     FNMA
       6.125%, 03/15/12                                       500           529
       5.000%, 01/23/09                                     1,000           997
       4.875%, 04/15/09                                       685           684
       3.250%, 02/15/09                                       905           871
     ---------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $9,681)                                                  9,686
         =======================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [15.3%]
     FHLMC REMIC, Ser R009, Cl AK
       5.750%, 12/15/18                                     1,157         1,160
     FHLMC, Ser R003, Cl AG
       5.125%, 10/15/15                                     1,061         1,051
     FHLMC, Ser R004, Cl Al
       5.125%, 12/15/13                                     1,337         1,326
     FHLMC, Ser R007, Cl AC
       5.875%, 05/15/16                                     1,170         1,174
     FNMA, Pool 541946
       7.500%, 07/01/30                                         1             1
     FNMA, Pool 584930
       7.500%, 05/01/31                                         2             2
     FNMA, Pool 837191
       5.000%, 12/01/20                                       943           927
     FNMA, Pool 837196
       5.500%, 02/01/21                                       908           908
     GNMA, Pool 864622 (A)
       4.500%, 06/20/35                                       424           418
     ---------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
           (Cost $6,965)                                                  6,967
         =======================================================================

U.S. TREASURY OBLIGATIONS [8.1%]
     U.S. Treasury Bill
       4.713%, 10/05/06 (B)                                 1,035         1,034
     U.S. Treasury Notes
       4.625%, 02/29/08                                     1,100         1,099
       4.125%, 08/15/10                                       850           836
       3.500%, 08/15/09                                       775           752
     ---------------------------------------------------------------------------
         TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $3,715)                                                  3,721
     ===========================================================================

Description                              Face Amount (000)/Shares   Value (000)
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES [6.6%]
     Bear Stearns Commercial Mortgage
       Securities, Ser 2001-TOP2, Cl A1
       6.080%, 02/15/35                               $       547   $       555
     GMAC Commercial Mortgage
       Securities, Ser 2004-C3, Cl A2
       3.950%, 12/10/41                                       500           490
     JPMorgan Commercial Mortgage,
       Ser 2005-IDP5 Cl A1
       5.035%, 12/15/44                                       495           493
     Morgan Stanley Capital Investments,
       Ser 2005-T17, Cl A2
       4.110%, 12/13/41                                       955           939
     Volkswagen Auto Loan Enhanced Trust,
       Ser 2005-1, Cl A3
       4.800%, 07/20/09                                       545           543
     ---------------------------------------------------------------------------
         TOTAL MORTGAGE-BACKED SECURITIES
           (Cost $3,078)                                                  3,020
         =======================================================================

ASSET-BACKED SECURITIES [3.6%]
     Chase Manhattan Auto Owner Trust,
       Ser 2003-A, Cl A4
       2.060%, 12/15/09                                       492           486
     Honda Auto Receivables Owner Trust,
       Ser 2004-3, Cl A4
       3.280%, 02/18/10                                       770           750
     Nissan Auto Receivables Owner Trust,
       Ser 2004-B, Cl A3
       3.350%, 05/15/08                                       420           417
     ---------------------------------------------------------------------------
         TOTAL ASSET-BACKED SECURITIES
           (Cost $1,682)                                                  1,653
         =======================================================================

CASH EQUIVALENT [3.5%]
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I,
       5.19% (B)                                        1,602,512         1,603
     ---------------------------------------------------------------------------
         TOTAL CASH EQUIVALENT
           (Cost $1,603)                                                  1,603
         =======================================================================

         TOTAL INVESTMENTS [101.5%]
           (Cost $46,556)                                           $    46,398
         =======================================================================

         OTHER ASSETS AND LIABILITIES [-1.5%]                              (700)
         =======================================================================

     NET ASSETS -- 100.0%                                           $    45,698
     ===========================================================================

                     See Notes to the Financial Statements.

AHA LIMITED MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description
--------------------------------------------------------------------------------

(A) Floating Rate Security-- The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2006.
(B)   The rate shown is the 7-day effective yield as of September 30, 2006.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
NA -- National Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [35.8%]
     ADVERTISING [0.7%]
     SBC Communications
       5.300%, 11/15/10                               $       200   $       199
     ===========================================================================
     AEROSPACE & DEFENSE [0.3%]
     United Technologies
       4.375%, 05/01/10                                        80            78
     ===========================================================================
     AIRLINES [0.2%]
     Continental Airlines (A)
       6.800%, 07/02/07                                        52            50
     ===========================================================================
     AUTOMOTIVE [0.9%]
     Auburn Hills Trust
       12.375%, 05/01/20                                       55            82
     DaimlerChrysler NA Holdings,
       Ser D, MTN (B)
       5.780%, 09/10/07                                       180           180
     ---------------------------------------------------------------------------
     TOTAL AUTOMOTIVE                                                       262
     ===========================================================================
     BANKS [6.5%]
     AmSouth Bancorporation
       6.750%, 11/01/25                                        75            82
     Bankers Trust
       7.250%, 10/15/11                                        46            50
     Bank of America
       10.200%, 07/15/15                                      100           132
     Bank One
       10.000%, 08/15/10                                       89           103
     Charter One Bank
       5.500%, 04/26/11                                       250           253
     Citigroup
       3.625%, 02/09/09                                       300           290
     Dime Capital Trust, Ser A
       9.330%, 05/06/27                                        50            53
     Dresdner Bank - New York
       7.250%, 09/15/15                                       150           169
     Federal Home Loan Bank
       5.625%, 06/13/16                                       285           294
     HSBC Holding
       7.500%, 07/15/09                                       285           302
     Santander Central Hispano Issuances
       7.625%, 09/14/10                                       100           108
     Wachovia
       6.300%, 04/15/28                                       150           152
     ---------------------------------------------------------------------------
     TOTAL BANKS                                                          1,988
     ===========================================================================
     BUILDING & CONSTRUCTION [0.2%]
     Hanson Australia Funding
       5.250%, 03/15/13                                        75            72
     ===========================================================================
     BUSINESS SERVICES [0.5%]
     Hewlett-Packard
       5.750%, 12/15/06                                       150           150
     ===========================================================================

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     CABLE/MEDIA [0.3%]
     TCI Communications
       7.875%, 08/01/13                               $        75   $        84
     ===========================================================================
     CHEMICALS [0.9%]
     Dow Chemical
       5.750%, 12/15/08                                        40            40
     E.I. Du Pont De Nemours
       4.125%, 04/30/10                                       250           242
     ---------------------------------------------------------------------------
     TOTAL CHEMICALS                                                        282
     ===========================================================================
     COMPUTER SYSTEM DESIGN & SERVICES [1.0%]
     IBM
       4.375%, 06/01/09                                       300           295
     ===========================================================================
     DIVERSIFIED OPERATIONS [1.1%]
     Hutchison Whamp International (A)
       5.450%, 11/24/10                                       150           150
     Wharf International Finance
       7.625%, 03/13/07                                       175           177
     ---------------------------------------------------------------------------
     TOTAL DIVERSIFIED OPERATIONS                                           327
     ===========================================================================
     DRUGS [1.2%]
     Bristol-Myers Squibb
       5.750%, 10/01/11                                       300           305
     Teva Pharmaceutical
       5.550%, 02/01/16                                        75            74
     ---------------------------------------------------------------------------
     TOTAL DRUGS                                                            379
     ===========================================================================
     ELECTRICAL SERVICES [0.3%]
     Public Service Company of Colorado
       4.375%, 10/01/08                                       100            98
     ===========================================================================
     ENERGY [2.1%]
     Carolina Power & Light
       5.150%, 04/01/15                                        80            78
     Exelon
       5.625%, 06/15/35                                        75            71
     Korea Electric Power
       7.750%, 04/01/13                                        95           107
       6.750%, 08/01/27                                        75            82
     Pacific Gas & Electric
       6.050%, 03/01/34                                        25            25
     PPL Energy Supply, Ser A
       5.700%, 10/15/15                                        75            74
     PSI Energy
       7.850%, 10/15/07                                       125           128
     United Utilities
       6.450%, 04/01/08                                        70            71
     ---------------------------------------------------------------------------
     TOTAL ENERGY                                                           636
     ===========================================================================

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     FINANCIAL SERVICES [8.0%]
     American Express Credit
       3.000%, 05/16/08                               $       300   $       290
     American General Finance
       8.450%, 10/15/09                                       100           109
     Amvescap
       5.900%, 01/15/07                                        50            50
     Associates NA, Ser A
       7.950%, 02/15/10                                        75            81
     Bear Stearns
       7.625%, 12/07/09                                       250           268
     Caterpillar Financial Services
       4.875%, 06/15/07                                       300           299
     Caterpillar Financial Services,
       Ser F, MTN
       3.450%, 01/15/09                                        50            48
     CIT Group
       3.375%, 04/01/09                                        75            72
     Countrywide Financial (B)
       5.730%, 05/05/08                                        90            90
     General Electric Capital,
       Ser A, MTN
       6.000%, 06/15/12                                        75            78
       5.000%, 06/15/07                                       300           300
     HSBC Finance
       5.750%, 01/30/07                                        75            75
       5.000%, 06/30/15                                        75            73
     Lehman Brothers Holdings
       6.625%, 01/18/12                                       300           318
     National Rural Utilities
       3.875%, 02/15/08                                        50            49
     NiSource Finance
       7.875%, 11/15/10                                        75            81
     Residential Capital (B)
       6.742%, 06/29/07                                        90            90
     UFJ Finance Aruba
       6.750%, 07/15/13                                        75            80
     ---------------------------------------------------------------------------
     TOTAL FINANCIAL SERVICES                                             2,451
     ===========================================================================
     FOOD, BEVERAGE & TOBACCO [0.8%]
     Kraft Foods
       6.250%, 06/01/12                                       150           156
       5.625%, 11/01/11                                        40            40
     Pepsi Bottling Holdings (A)
       5.625%, 02/17/09                                        50            51
     ---------------------------------------------------------------------------
     TOTAL FOOD, BEVERAGE & TOBACCO                                         247
     ===========================================================================
     INSURANCE [0.5%]
     Protective Life
       4.300%, 06/01/13                                       100            94
     WellPoint
       3.750%, 12/14/07                                        50            49
     ---------------------------------------------------------------------------
     TOTAL INSURANCE                                                        143
     ===========================================================================

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     INVESTMENT BANKER/BROKER DEALER [2.7%]
     Bear Stearns, Ser B, MTN
       4.550%, 06/23/10                               $        50   $        49
     Citigroup
       4.125%, 02/22/10                                        80            78
     Credit Suisse First Boston
       6.125%, 11/15/11                                        50            52
     Goldman Sachs Group
       6.000%, 01/15/12                                       200           211
       5.150%, 01/15/14                                        75            73
     Goldman Sachs Group (B)
       5.790%, 06/28/10                                       100           100
     Merrill Lynch, Ser C, MTN (B)
       5.700%, 02/05/10                                        70            70
     Morgan Stanley (B)
       5.787%, 01/15/10                                       140           141
       4.750%, 04/01/14                                        75            71
     ---------------------------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER                                  845
     ===========================================================================
     MANUFACTURING [0.7%]
     General Electric
       5.000%, 02/01/13                                       150           148
     Tyco International Group
       6.375%, 10/15/11                                        75            79
     ---------------------------------------------------------------------------
     TOTAL MANUFACTURING                                                    227
     ===========================================================================
     MORTGAGE FINANCE [0.2%]
     Residential Capital
       6.000%, 02/22/11                                        75            75
     ===========================================================================
     MULTI-MEDIA [1.0%]
     Time Warner
       9.125%, 01/15/13                                        50            58
     Viacom
       7.700%, 07/30/10                                        75            81
     Walt Disney
       6.375%, 03/01/12                                       150           158
     ---------------------------------------------------------------------------
     TOTAL MULTI-MEDIA                                                      297
     ===========================================================================
     OIL & GAS [1.0%]
     Shell International
       5.625%, 06/27/11                                       300           307
     ===========================================================================
     PERSONAL CREDIT INSTITUTIONS [0.3%]
     Household Finance
       6.375%, 10/15/11                                       100           105
     ===========================================================================
     PETROLEUM & FUEL PRODUCTS [0.5%]
     Cooper Cameron
       2.650%, 04/15/07                                       100            99
     Pemex Project Funding Master Trust
       9.125%, 10/13/10                                        50            56
     ---------------------------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                                        155
     ===========================================================================
     REAL ESTATE [0.3%]
     General Electric Capital
       5.500%, 04/28/11                                        80            81
     ===========================================================================

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     RETAIL [0.6%]
     Lowe's
       5.000%, 10/15/15                               $       130   $       127
     Target
       5.400%, 10/01/08                                        50            50
     ---------------------------------------------------------------------------
     TOTAL RETAIL                                                           177
     ===========================================================================
     TELEPHONES & TELECOMMUNICATIONS [2.5%]
     British Telecommunications
       8.875%, 12/15/30                                       100           133
       8.375%, 12/15/10 (C)                                    60            67
     Deutsche Telekom International Finance
       8.250%, 06/15/30                                        75            92
     France Telecom
       7.750%, 03/01/11                                        50            55
     New Cingular Wireless Services
       8.750%, 03/01/31                                        75            96
     Royal KPN
       8.000%, 10/01/10                                        10            11
     Sprint Capital
       7.625%, 01/30/11                                        75            81
     Telecom Italia Capital
       5.250%, 10/01/15                                        75            70
     Telefonica Emisiones
       6.421%, 06/20/16                                        75            77
     Verizon Global Funding
       4.000%, 01/15/08                                       100            98
     ---------------------------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS                                  780
     ===========================================================================
     TRANSPORTATION SERVICES [0.5%]
     FedEx
       9.650%, 06/15/12                                       125           151
     ===========================================================================

         TOTAL CORPORATE BONDS
         (Cost $10,885)                                                  10,941
         =======================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [18.2%]
     FHLMC Gold, Pool G11880
       5.000%, 12/01/20                                       185           181
     FHLMC REMIC, Ser 2720, Cl JB
       5.000%, 12/15/16                                       150           149
     FHLMC REMIC, Ser R003, Cl VA
       5.500%, 08/15/16                                       187           188
     FHLMC, Pool 160098
       10.500%, 01/01/10                                        5             5
     FHLMC, Pool 1B2550 (B)
       5.291%, 02/01/36                                       263           263
     FHLMC, Pool 1B2677 (B)
       4.104%, 01/01/35                                        45            43
     FHLMC, Pool 1B2683 (B)
       4.081%, 01/01/35                                        25            25

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     FHLMC, Pool 1B2692 (B)
       4.461%, 12/01/34                               $        72   $        71
     FHLMC, Pool C00760
       6.500%, 05/01/29                                        28            29
     FHLMC, Pool C20300
       6.500%, 01/01/29                                        18            18
     FHLMC, Pool E01251
       5.500%, 11/01/17                                        87            87
     FHLMC, Pool E01280
       5.000%, 12/01/17                                        70            69
     FHLMC, Pool G11431
       6.000%, 02/01/18                                       195           197
     FHLMC, Pool G11723
       5.500%, 07/01/20                                       243           243
     FHLMC, Pool G18124
       6.000%, 06/01/21                                       196           199
     FHLMC, Ser 2141, Cl N
       5.550%, 11/15/27                                        34            34
     FHLMC, Ser 2533, Cl PC
       5.000%, 10/15/17                                        63            63
     FHLMC, Ser 2544, Cl QB
       5.000%, 09/15/15                                       115           114
     FHLMC, Ser 2567, Cl OD
       5.000%, 08/15/15                                       125           124
     FHLMC, Ser 2804, Cl VC
       5.000%, 07/15/21                                       182           177
     FHLMC, Ser 2835, Cl VK
       5.500%, 11/15/12                                       118           118
     FHLMC, Ser 3132, Cl MA
       5.500%, 12/15/23                                       181           181
     FNMA
       7.250%, 01/15/10                                       250           268
       5.000%, 11/01/35                                       192           185
     FNMA, Pool 252570
       6.500%, 07/01/29                                        39            40
     FNMA, Pool 253183
       7.500%, 04/01/30                                         3             3
     FNMA, Pool 253398
       8.000%, 08/01/30                                        13            14
     FNMA, Pool 254088
       5.500%, 12/01/16                                        72            72
     FNMA, Pool 254509
       5.000%, 10/01/17                                        77            75
     FNMA, Pool 254510
       5.000%, 11/01/17                                        91            89
     FNMA, Pool 254545
       5.000%, 12/01/17                                        58            58
     FNMA, Pool 254685
       5.000%, 04/01/18                                       131           129
     FNMA, Pool 254949
       5.000%, 11/01/33                                       100            97
     FNMA, Pool 254953
       5.000%, 11/01/18                                        70            69

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     FNMA, Pool 303168
       9.500%, 02/01/25                               $        10   $        11
     FNMA, Pool 735060
       6.000%, 11/01/34                                       141           142
     FNMA, Pool 735228
       5.500%, 02/01/35                                       115           113
     FNMA, Pool 827223 (B)
       4.777%, 04/01/35                                       229           227
     FNMA, Pool 835744
       5.000%, 09/01/35                                       583           561
     FNMA, Ser 1991, Cl 86
       6.500%, 07/25/21                                        63            64
     FNMA, Ser 1992, Cl 136
       6.000%, 08/25/22                                        50            51
     FNMA, Ser 1998, Cl 66
       6.000%, 12/25/28                                        23            24
     FNMA, Ser 2002, Cl 70
       5.000%, 04/25/15                                         8             8
     FNMA, Ser 2002, Cl 95
       5.000%, 07/25/26                                        60            60
     FNMA, Ser 2003, Cl 16
       5.000%, 10/25/15                                       150           149
     FNMA, Ser 2003, Cl 18
       5.000%, 03/25/16                                       142           141
     FNMA, Ser 2003, Cl 31
       4.500%, 12/25/28                                       127           126
     GNMA, Pool 479168
       8.000%, 02/15/30                                        21            22
     GNMA, Pool 780315
       9.500%, 12/15/17                                        21            23
     GNMA, Ser 2004, Cl 78
       4.658%, 04/16/29                                       150           145
     ---------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
           (Cost $5,618)                                                  5,544
         =======================================================================

U.S. TREASURY OBLIGATIONS [16.2%]
     U.S. Treasury Bonds
       9.125%, 05/15/18                                       575           798
       6.250%, 08/15/23                                     1,475         1,713
     U.S. Treasury Notes
       6.000%, 08/15/09                                       200           207
       5.750%, 08/15/10                                       445           463
       4.875%, 08/31/08                                       100           100
       4.500%, 02/15/09                                       500           498
       4.500%, 11/15/15                                        50            50
       4.375%, 12/15/10                                       500           496
       3.500%, 02/15/10                                       380           367
       3.125%, 05/15/07                                       250           247
     ---------------------------------------------------------------------------
         TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $4,867)                                                  4,939
         =======================================================================

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [14.4%]
     FAMC, MTN
       4.250%, 07/29/08                               $        20   $        20
     FFCB
       4.875%, 04/04/12                                       200           200
     FHLB
       3.250%, 12/17/07                                       450           440
     FHLMC
       6.000%, 01/15/17                                       145           148
       5.875%, 03/21/11                                       150           155
       5.125%, 10/15/08                                       300           301
       5.000%, 07/15/14                                       400           401
       5.000%, 05/15/21                                       150           147
       4.900%, 11/03/08                                       295           294
       4.375%, 07/17/15                                       350           335
     FNMA
       6.625%, 09/15/09                                       400           419
       6.000%, 05/15/11                                       325           339
       5.500%, 04/01/36                                       337           332
       5.375%, 11/15/11                                       550           562
       4.625%, 05/01/13                                       150           145
     GNMA
       3.727%, 03/16/27                                       148           143
     ---------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $4,365)                                                  4,381
         =======================================================================

MORTGAGE-BACKED SECURITIES [8.8%]
     Banc of America Alternative Loan Trust,
       Ser 2004-2, Cl 5A1
       5.500%, 03/25/19                                       151           151
     Banc of America Alternative Loan Trust,
       Ser 2005-4, Cl CB11
       5.500%, 05/25/35                                       162           162
     Banc of America Alternative Loan Trust,
       Ser 2005-6, Cl 7A1
       5.500%, 07/25/20                                       121           120
     Banc of America Alternative Loan Trust,
       Ser 2005-9, Cl 1CB3
       5.500%, 10/25/35                                       136           136
     Bear Stearns Commercial Mortgage,
       Ser 2006-PW12, Cl A4 (B)
       5.712%, 09/11/38                                       300           310
     Chase Mortgage Finance,
       Ser 2003-S13, Cl A11
       5.500%, 11/25/33                                       119           119
     Citigroup Mortgage Loan Trust,
       Ser 2005-9,  Cl 2a2
       5.500%, 11/25/35                                       135           136
     Countrywide Asset-Backed Certificates,
       Ser 2006-11, Cl 1AF3 (B)
       6.050%, 09/25/46                                       200           203
     Deutsche Mortgage Securities,
       Ser 2004-4, Cl 1A3 (B)
       4.940%, 04/25/34                                        22            22

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     FPL Group Capital, Ser A
       4.086%, 02/16/07                               $       150   $       149
     GE Capital Commercial Mortgage,
       Ser 2002-3A, Cl A2
       4.996%, 12/10/37                                       150           149
     GMAC Commercial Mortgage Securities,
       Ser 2003-C1, Cl A2
       4.079%, 05/10/36                                       225           211
     GMAC Mortgage Corporation Loan Trust,
       Ser 2004-GH1, Cl A6 (B)
       4.810%, 07/25/35                                       150           148
     GMAC Mortgage Corporation Loan Trust,
       Ser 2004-J4, Cl A2
       5.500%, 08/25/14                                       125           125
     JPMorgan Alternative Loan Trust,
       Ser 2006-s3, Cl A3A
       6.000%, 08/25/36                                       200           199
     RAAC, Ser 2004-SP1, Cl AI4 (B)
       5.285%, 08/25/27                                       150           148
     Residential Accredit Loans,
       Ser 2004-QS5, Cl A5
       4.750%, 04/25/34                                        59            58
     Residential Accredit Loans,
       Ser 2004-QS6, Cl A1
       5.000%, 05/25/19                                       100            99
     Wachovia Bank Commercial Mortgage,
       Ser 2003-C3, Cl A2
       4.867%, 02/15/35                                        50            49
     ---------------------------------------------------------------------------
         TOTAL MORTGAGE-BACKED SECURITIES
           (Cost $2,713)                                                  2,694
     ===========================================================================

ASSET-BACKED SECURITIES [3.8%]
     CitiFinancial Mortgage Securities,
       Ser 2004-1, Cl AF2 (C)
       2.645%, 04/25/34                                       150           145
     Cityscape Home Equity Loan Trust,
       Ser 1997-C, Cl A4 (C)
       7.000%, 07/25/28                                        22            22
     ContiMortgage Home Equity Loan
       Trust, Ser 1997-2, Cl A9
       7.090%, 04/15/28                                        14            14
     Fairbanks Capital Mortgage,
       Ser 1991-1, Cl A (B)
       5.924%, 05/25/28                                        48            48
     Green Tree Financial,
       Ser 1997-7, Cl A6
       6.760%, 07/15/29                                       146           151
     GSAA Home Equity Trust,
       Ser 2005-1, Cl AF2 (B)
       4.316%, 11/25/34                                       150           147
     New Century Home Equity Loan Trust,
       Ser 2003-5, Cl AI3
       3.560%, 11/25/33                                        21            21

Description                              Face Amount (000) Shares   Value (000)
--------------------------------------------------------------------------------

     Renaissance Home Equity Loan Trust,
       Ser 2005-3, Cl AF2 (C)
       4.723%, 11/25/35                               $       150   $       149
     Residential Asset Securities,
       Ser 2002-RS3, Cl AI5
       5.572%, 06/25/32                                       111           111
     Residential Asset Securities,
       Ser 2003-KS5, Cl AI6
       3.620%, 07/25/33                                       192           183
     Residential Asset Securities,
       Ser 2004-KS2, Cl AI3 (B)
       3.020%, 05/25/29                                        39            39
     Residential Asset Securities,
       Ser 2004-KS5, Cl AI3 (B)
       4.030%, 04/25/30                                       103           102
     UCFC Home Equity Loan,
       Ser 1998-C, Cl A7
       5.935%, 01/15/30                                        37            37
     ---------------------------------------------------------------------------
         TOTAL ASSET-BACKED SECURITIES
           (Cost $1,180)                                                  1,169
         =======================================================================

FOREIGN GOVERNMENT BONDS [0.6%]
     National Bank of Hungary
       8.875%, 11/01/13                                        75            90
     Republic of Italy
       4.375%, 10/25/06                                        40            40
     United Mexican States
       9.875%, 02/01/10                                        50            57
     ---------------------------------------------------------------------------
         TOTAL FOREIGN GOVERNMENT BONDS
           (Cost $177)                                                      187
         =======================================================================

MUNICIPAL BOND [0.1%]
     LOUISIANA [0.1%]
     Louisiana State, Tobacco Settlement
       Financing Authority, Ser 2001A
       6.360%, 05/15/25                                        38            38
     ---------------------------------------------------------------------------
         TOTAL MUNICIPAL BOND
           (Cost $38)                                                        38
         =======================================================================

CASH EQUIVALENT [2.6%]
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I,
       5.19% (D)                                          799,831           800
     ---------------------------------------------------------------------------
         TOTAL CASH EQUIVALENT
           (Cost $800)                                                      800
         =======================================================================

         TOTAL INVESTMENTS [100.5%]
           (Cost $30,643)                                                30,693
         =======================================================================

                     See Notes to the Financial Statements.

AHA FULL MATURITY FIXED INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                                         Value (000)
--------------------------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES [-0.5%]                       $      (150)
         =======================================================================

     NET ASSETS -- 100.0%                                           $    30,543
     ===========================================================================

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration nomally to qualified institutions. On September 30, 2006, the value of these securities amounted to $251 (000), representing 0.8% of the net assets of the Fund.
(B) Floating Rate Security-- The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2006.
(C) Step Bond -- The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2006. The coupon on a step bond changes on a specific date.
(D)  The rate shown is the 7-day effective yield as of September 30, 2006.
Cl -- Class
FAMC -- Federal Agricultural Mortgage Corporation
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [61.6%]
     ADVERTISING [1.4%]
     Avaya *                                                1,474   $        17
     WPP Group, ADR                                         3,700           228
     ---------------------------------------------------------------------------
     TOTAL ADVERTISING                                                      245
     ===========================================================================
     AEROSPACE & DEFENSE [0.7%]
     Lockheed Martin                                          400            34
     Northrop Grumman                                         100             7
     Raytheon                                                 655            31
     United Technologies                                      880            56
     ---------------------------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                                              128
     ===========================================================================
     APPAREL/TEXTILES [0.1%]
     VF                                                       200            15
     ===========================================================================
     AUTOMOTIVE [0.3%]
     Autozone *                                               200            20
     Paccar                                                   435            25
     ---------------------------------------------------------------------------
     TOTAL AUTOMOTIVE                                                        45
     ===========================================================================
     BANKS [4.9%]
     Bank of America                                        5,746           308
     JPMorgan Chase                                           617            29
     US Bancorp                                             4,500           150
     Wachovia                                               1,132            63
     Washington Mutual                                      5,940           258
     Wells Fargo                                            1,960            71
     ---------------------------------------------------------------------------
     TOTAL BANKS                                                            879
     ===========================================================================
     BIOTECHNOLOGY [1.5%]
     Amgen *                                                3,300           236
     Gilead Sciences *                                        368            25
     ---------------------------------------------------------------------------
     TOTAL BIOTECHNOLOGY                                                    261
     ===========================================================================
     BROADCASTING & CABLE [0.5%]
     Cisco Systems *                                        1,370            31
     Freescale Semiconductor, Cl B *                          119             5
     Motorola                                               2,248            56
     ---------------------------------------------------------------------------
     TOTAL BROADCASTING & CABLE                                              92
     ===========================================================================
     BUILDING & CONSTRUCTION [0.1%]
     Lennar, Cl A                                             390            18
     ---------------------------------------------------------------------------
     BUSINESS SERVICES [2.1%]
     First Data                                             6,200           260
     NCR *                                                    590            23
     Omnicom Group                                            251            24
     Realogy *                                              3,200            73
     ---------------------------------------------------------------------------
     TOTAL BUSINESS SERVICES                                                380
     ===========================================================================
     CABLE/MEDIA [1.3%]
     DIRECTV Group *                                       11,900           234
     ===========================================================================

Description                                                Shares   value (000)
--------------------------------------------------------------------------------

     CHEMICALS [0.2%]
     Eastman Chemical                                         294   $        16
     Rohm & Haas                                              290            14
     ---------------------------------------------------------------------------
     TOTAL CHEMICALS                                                         30
     ===========================================================================
     CIRCUIT BOARDS [0.4%]
     Flextronics *                                          6,300            80
     ===========================================================================
     COMPUTER SYSTEM DESIGN & SERVICES [1.7%]
     Cadence Design Systems *                               7,200           122
     Diebold                                                4,000           174
     ---------------------------------------------------------------------------
     TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                               296
     ===========================================================================
     CONSUMER PRODUCTS & SERVICES [0.6%]
     Mattel                                                    53             1
     Procter & Gamble                                       1,559            97
     Whirlpool                                                200            17
     ---------------------------------------------------------------------------
     TOTAL CONSUMER PRODUCTS & SERVICES                                     115
     ===========================================================================
     DIVERSIFIED MANUFACTURING [0.5%]
     Danaher                                                  326            22
     General Electric                                       2,060            73
     ---------------------------------------------------------------------------
     TOTAL DIVERSIFIED MANUFACTURING                                         95
     ===========================================================================
     DIVERSIFIED METALS & MINING [0.9%]
     Freeport-McMoran Copper &
       Gold, Cl B                                             296            16
     Hewlett-Packard                                        1,850            68
     IBM                                                      883            72
     ---------------------------------------------------------------------------
     TOTAL DIVERSIFIED METALS & MINING                                      156
     ===========================================================================
     DRUGS [4.5%]
     Abbott Laboratories                                      729            35
     Eli Lilly                                                 72             4
     Hospira *                                                100             4
     Johnson & Johnson                                        337            22
     Merck                                                  1,570            66
     Pfizer                                                 7,073           201
     Sanofi-Aventis, ADR                                    4,700           209
     Wyeth                                                  5,053           257
     ---------------------------------------------------------------------------
     TOTAL DRUGS                                                            798
     ===========================================================================
     ELECTRICAL SERVICES [0.6%]
     AES *                                                    980            20
     Duke Energy                                            1,226            37
     TXU                                                      690            43
     Xcel Energy                                              780            16
     ---------------------------------------------------------------------------
     TOTAL ELECTRICAL SERVICES                                              116
     ===========================================================================
     ENTERTAINMENT [0.4%]
     Carnival                                                 100             4
     Harrah's Entertainment                                   900            60
     ---------------------------------------------------------------------------
     TOTAL ENTERTAINMENT                                                     64
     ===========================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                                Shares   value (000)
--------------------------------------------------------------------------------

     FINANCIAL SERVICES [0.9%]
     CIT Group                                                390   $        19
     Citigroup                                              2,215           110
     Countrywide Financial                                    886            31
     ---------------------------------------------------------------------------
     TOTAL FINANCIAL SERVICES                                               160
     ===========================================================================
     FOOD, BEVERAGE & TOBACCO [2.4%]
     Archer-Daniels-Midland                                   958            36
     Coca-Cola                                              1,270            57
     Conagra Foods                                          6,800           166
     General Mills                                            590            33
     Pepsi Bottling Group                                     556            20
     Tyson Foods, Cl A                                      7,800           124
     ---------------------------------------------------------------------------
     TOTAL FOOD, BEVERAGE & TOBACCO                                         436
     ===========================================================================
     GAS/NATURAL GAS [1.1%]
     El Paso                                               12,700           173
     Nicor                                                    390            17
     ---------------------------------------------------------------------------
     TOTAL GAS/NATURAL GAS                                                  190
     ===========================================================================
     HEALTHCARE PRODUCTS & SERVICES [1.6%]
     Applera - Applied Biosystems Group                       382            13
     Cardinal Health                                          590            39
     Cigna                                                  1,350           157
     McKesson                                                 490            26
     UnitedHealth Group                                     1,061            52
     ---------------------------------------------------------------------------
     TOTAL HEALTHCARE PRODUCTS & SERVICES                                   287
     ===========================================================================
     HOTELS & LODGING [0.4%]
     Starwood Hotels & Resorts Worldwide                        6            --
     Wyndham Worldwide *                                    2,600            73
     ---------------------------------------------------------------------------
     TOTAL HOTELS & LODGING                                                  73
     ===========================================================================
     INSURANCE [8.3%]
     ACE, ADR                                               3,502           192
     Allstate                                               3,500           220
     Ambac Financial Group                                    200            17
     American International Group                             212            14
     Assured Guaranty                                       5,800           150
     Chubb                                                    605            31
     Cincinnati Financial                                     390            19
     Conseco *                                              7,400           155
     Genworth Financial, Cl A                                 390            14
     Hartford Financial Services Group                        444            38
     ING Groep, ADR                                         4,100           180
     Lincoln National                                         390            24
     MBIA                                                   3,300           203
     Metlife                                                  349            20
     Safeco                                                   290            17
     St Paul Travelers                                      3,800           178
     ---------------------------------------------------------------------------
     TOTAL INSURANCE                                                      1,472
     ===========================================================================

Description                                                Shares   value (000)
--------------------------------------------------------------------------------

     INVESTMENT BANKER/BROKER DEALER [0.7%]
     Bear Stearns                                              63   $         9
     Goldman Sachs Group                                      360            61
     Lehman Brothers Holdings                                 683            50
     Morgan Stanley                                             3            --
     ---------------------------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER                                  120
     ===========================================================================
     MACHINERY [2.2%]
     Caterpillar                                              652            43
     Cummins                                                  190            23
     Eaton                                                  2,590           178
     Illinois Tool Works                                    3,500           157
     ---------------------------------------------------------------------------
     TOTAL MACHINERY                                                        401
     ===========================================================================
     MEASURING DEVICES [0.1%]
     Agilent Technologies *                                   621            20
     ===========================================================================
     MEDICAL PRODUCTS & SERVICES [0.2%]
     Bard (C.R.)                                              100             7
     Becton Dickinson                                         390            28
     Coventry Health Care *                                   100             5
     ---------------------------------------------------------------------------
     TOTAL MEDICAL PRODUCTS & SERVICES                                       40
     ===========================================================================
     METALS & MINING [0.1%]
     Phelps Dodge                                             191            16
     ===========================================================================
     MISCELLANEOUS BUSINESS SERVICES [0.7%]
     Interpublic Group (A)                                 12,300           122
     ===========================================================================
     MULTI-MEDIA [0.5%]
     News Corp., Cl A                                       1,770            35
     Walt Disney                                            1,821            56
     ---------------------------------------------------------------------------
     TOTAL MULTI-MEDIA                                                       91
     ===========================================================================
     OFFICE FURNITURE & FIXTURES [1.8%]
     Intuit *                                                 522            17
     Microsoft                                              8,270           226
     Oracle *                                               3,530            63
     VeriSign *                                               568            11
     ---------------------------------------------------------------------------
     TOTAL OFFICE FURNITURE & FIXTURES                                      317
     ===========================================================================
     PETROLEUM & FUEL PRODUCTS [3.1%]
     Baker Hughes                                             373            26
     Chesapeake Energy                                        601            17
     ChevronTexaco                                          3,200           208
     ConocoPhillips                                         1,052            63
     Devon Energy                                             485            31
     Exxon Mobil                                            1,213            81
     Marathon Oil                                             523            40
     Occidental Petroleum                                     962            46
     Valero Energy                                            644            33
     ---------------------------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                                        545
     ===========================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                                Shares   value (000)
--------------------------------------------------------------------------------

     PETROLEUM REFINING [0.1%]
     Hess                                                     403   $        17
     ===========================================================================
     PETROLEUM SERVICES [2.5%]
     BJ Services                                            2,800            84
     GlobalSantaFe                                          4,150           208
     Halliburton                                            5,200           148
     ---------------------------------------------------------------------------
     TOTAL PETROLEUM SERVICES                                               440
     ===========================================================================
     PRINTING & PUBLISHING [0.2%]
     McGraw Hill                                              514            30
     Meredith                                                 290            14
     ---------------------------------------------------------------------------
     TOTAL PRINTING & PUBLISHING                                             44
     ===========================================================================
     REAL ESTATE INVESTMENT TRUSTS [0.2%]
     Boston Properties                                         52             5
     Prologis Trust                                           358            21
     Temple-Inland                                            371            15
     ---------------------------------------------------------------------------
     TOTAL REAL ESTATE INVESTMENT TRUSTS                                     41
     ===========================================================================
     RETAIL [5.2%]
     Autonation *                                             780            16
     Big Lots *                                               749            15
     CVS                                                    4,100           132
     Darden Restaurants                                       490            21
     Dillard's, Cl A                                          490            16
     Federated Department Stores                              794            34
     Home Depot                                             6,300           229
     JC Penney                                                390            27
     Kroger                                                 1,055            24
     Limited Brands                                         4,200           111
     Lowe's                                                   490            14
     Sherwin Williams                                         290            16
     Target                                                 4,800           265
     ---------------------------------------------------------------------------
     TOTAL RETAIL                                                           920
     ===========================================================================
     SEMI-CONDUCTORS [3.2%]
     Infineon Technologies, ADR (A)*                       20,100           238
     Intel                                                 12,300           253
     Micron Technology *                                    1,066            18
     Nvidia *                                                 519            15
     Texas Instruments                                      1,522            51
     ---------------------------------------------------------------------------
     TOTAL SEMI-CONDUCTORS                                                  575
     ===========================================================================
     STEEL & STEEL WORKS [0.2%]
     Nucor                                                    454            23
     United States Steel                                      268            15
     ---------------------------------------------------------------------------
     TOTAL STEEL & STEEL WORKS                                               38
     ===========================================================================

Description                              Shares/Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     TELEPHONES & TELECOMMUNICATIONS [1.8%]
     Alltel                                                   590   $        33
     AT&T                                                   5,800           189
     BellSouth                                                200             9
     Embarq                                                   420            20
     Verizon Communications                                 1,837            68
     ---------------------------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS                                  319
     ===========================================================================
     TRANSPORTATION SERVICES [0.1%]
     Burlington Northern Santa Fe                             356            26
     ===========================================================================
     TRUCKING [0.1%]
     Ryder System                                             390            20
     ===========================================================================
     WHOLESALE [1.2%]
     Google, Cl A *                                            10             4
     Sysco                                                  6,100           204
     ---------------------------------------------------------------------------
     TOTAL WHOLESALE                                                        208
     ===========================================================================

         TOTAL COMMON STOCK
           (Cost $9,553)                                                 10,985
         =======================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [7.4%]
     FHLMC Gold, Pool C90691
       5.500%, 07/01/23                               $        56            56
     FHLMC REMIC, Ser 2673, Cl NC
       5.500%, 05/15/21                                        75            75
     FHLMC REMIC, Ser R001, Cl AE
       4.375%, 04/15/15                                        74            72
     FHLMC, Pool C00760
       6.500%, 05/01/29                                        20            21
     FHLMC, Pool G11771
       6.000%, 06/01/20                                        91            92
     FHLMC, Ser 2533, Cl PC
       5.000%, 10/15/17                                        38            38
     FHLMC, Ser 2567, Cl OD
       5.000%, 08/15/15                                        50            50
     FHLMC, Ser 2578 PD
       5.000%, 08/15/14                                        50            50
     FHLMC, Ser R007, Cl AC
       5.875%, 05/15/16                                        94            94
     FNMA, Pool 254800
       5.500%, 07/01/23                                       207           206
     FNMA, Pool 725773
       5.500%, 09/01/34                                       133           132
     FNMA, Pool 735228
       5.500%, 02/01/35                                        57            56
     FNMA, Pool 790108
       6.000%, 08/01/34                                        68            68
     FNMA, Ser 2002, Cl 70
       5.000%, 04/25/15                                         2             2
     FNMA, Ser 2002, Cl 95
       5.000%, 07/25/26                                        20            20
     FNMA, Ser 2003, Cl 16
       5.000%, 10/25/15                                        50            50

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     FNMA, Ser 2003, Cl 18
       5.000%, 03/25/16                              $       118    $       117
     FNMA, Ser 2003, Cl 31
       4.500%, 12/25/28                                       73             72
     FNMA, Ser 2004-W10, Cl A24
       5.000%, 08/25/34                                       50             49
     ---------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
           (Cost $1,335)                                                  1,320
         =======================================================================

MORTGAGE-BACKED SECURITIES [7.3%]
     Banc of America Alternative Loan Trust,
       Ser 2004-11, Cl 4A1
       5.500%, 12/25/19                                        36            36
     Banc of America Alternative Loan Trust,
       Ser 2005-6, Cl 7A1
       5.500%, 07/25/20                                        40            40
     Chase Mortgage Finance,
       Ser 2003-S14, Cl 3A6
       5.500%, 01/25/34                                        56            56
     Citicorp Mortgage Securities,
       Ser 2003-11, Cl 2A8
       5.500%, 12/25/33                                        61            61
     Citicorp Mortgage Securities,
       Ser 2004-4, Cl A5
       5.500%, 06/25/34                                        84            83
     Citigroup Mortgage Loan Trust,
       Ser 2005-9,  Cl 2a2
       5.500%, 11/25/35                                        68            68
     Countrywide Alternative Loan Trust,
       Ser 2005-50CB, Cl 4A1
       5.000%, 11/25/20                                        43            43
     Countrywide Asset-Backed Certificates,
       Ser 2005-13, Cl AF2 (B)
       5.294%, 04/25/36                                        75            75
     Countrywide Asset-Backed Certificates,
       Ser 2006-11, Cl 1AF3 (B)
       6.050%, 09/25/46                                       100           101
     Credit-Based Asset Servicing Home Equity,
       Ser 2005-CB8, Cl AF2 (C)
       5.303%, 12/25/35                                        75            75
     First Union National Bank CMO,
       Ser 2001-C4, Cl A2
       6.223%, 12/12/33                                        50            52
     GE Capital Commercial Mortgage,
       Ser 2002-3A, Cl A2
       4.996%, 12/10/37                                       100            99
     GMAC Commercial Mortgage Securities,
       Ser 2003-C1, Cl A2
       4.079%, 05/10/36                                       100            94
     GMAC Mortgage Corporation Loan Trust,
       Ser 2004, Cl HE5
       4.390%, 09/25/34                                        75            73
     GMAC Mortgage Corporation Loan Trust,
       Ser 2004-GH1, Cl A6
       4.810%, 07/25/35                                        75            74

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     GMAC Mortgage Corporation Loan Trust,
       Ser 2004-J4, Cl A2
       5.500%, 08/25/14                               $        62   $        62
     RAAC, Ser 2004-SP1, Cl AI4
       5.285%, 08/25/27                                        75            74
     Residential Accredit Loans,
       Ser 2004-QS5, Cl A5
       4.750%, 04/25/34                                        30            29
     Residential Accredit Loans,
       Ser 2004-QS6, Cl A1
       5.000%, 05/25/19                                        33            33
     Residential Funding Mortgage Securities,
       Ser 2003-S11, Cl A2
       4.000%, 06/25/18                                        75            71
     ---------------------------------------------------------------------------
         TOTAL MORTGAGE-BACKED SECURITIES
           (Cost $1,317)                                                  1,299
         =======================================================================

CORPORATE BONDS [7.2%]
     BANKS [2.2%]
     AmSouth Bancorporation
       6.750%, 11/01/25                                        50            54
     Bank of Oklahoma
       7.125%, 08/15/07                                        50            51
     Bank United, Ser A, MTN
       8.000%, 03/15/09                                        50            53
     Bankers Trust
       7.500%, 11/15/15                                        25            28
     Compass Bank
       8.100%, 08/15/09                                        50            54
     Dresdner Bank - New York
       7.250%, 09/15/15                                        50            56
     First Maryland Bancorporation
       7.200%, 07/01/07                                        50            51
     PNC Funding
       7.500%, 11/01/09                                        50            53
     ---------------------------------------------------------------------------
     TOTAL BANKS                                                            400
     ===========================================================================
     BUILDING & CONSTRUCTION [0.3%]
     Hanson Australia Funding
       5.250%, 03/15/13                                        50            48
     ===========================================================================
     CONTAINERS & PACKAGING [0.3%]
     Pactiv
       7.950%, 12/15/25                                        50            55
     ===========================================================================
     ENERGY [1.0%]
     Dominion Resources
       6.250%, 06/30/12                                        50            52
     Exelon Generation
       6.950%, 06/15/11                                        50            53
     Pacific Gas & Electric
       6.050%, 03/01/34                                        25            25
     PSI Energy
       7.850%, 10/15/07                                        50            51
     ---------------------------------------------------------------------------
     TOTAL ENERGY                                                           181
     ===========================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     FINANCIAL SERVICES [0.7%]
     Amvescap
       5.900%, 01/15/07                               $        25   $        25
     CIT Group
       3.375%, 04/01/09                                        25            24
     Countrywide Financial
       6.250%, 05/15/16                                        25            25
     Household Finance
       8.000%, 07/15/10                                        40            44
     ---------------------------------------------------------------------------
     TOTAL FINANCIAL SERVICES                                               118
     ===========================================================================
     FOOD, BEVERAGE & TOBACCO [0.1%]
     Quaker Oats
       9.250%, 11/27/07                                        25            26
     ---------------------------------------------------------------------------
     INSURANCE [0.6%]
     MetLife
       6.500%, 12/15/32                                        50            54
     Protective Life
       4.300%, 06/01/13                                        50            47
     ---------------------------------------------------------------------------
     TOTAL INSURANCE                                                        101
     ===========================================================================
     MANUFACTURING [0.1%]
     Tyco International Group
       6.375%, 10/15/11                                        25            26
     ===========================================================================
     MULTI-MEDIA [0.3%]
     Time Warner
       9.125%, 01/15/13                                        25            29
     Viacom
       7.700%, 07/30/10                                        25            27
     ---------------------------------------------------------------------------
     TOTAL MULTI-MEDIA                                                       56
     ===========================================================================
     PAPER & PAPER PRODUCTS [0.4%]
     Westvaco
       9.750%, 06/15/20                                        50            66
     ===========================================================================
     PETROLEUM & FUEL PRODUCTS [0.2%]
     Pemex Project Funding Master Trust
       9.125%, 10/13/10                                        25            28
     ===========================================================================
     RAILROADS [0.2%]
     Union Pacific
       8.660%, 07/02/11                                        37            40
     ===========================================================================
     TELEPHONES & TELECOMMUNICATIONS [0.5%]
     Deutsche Telekom International Finance
       8.250%, 06/15/30                                        25            31
     GTE
       6.840%, 04/15/18                                        25            26
     New Cingular Wireless Services
       8.750%, 03/01/31                                        25            32
     ---------------------------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS                                   89
     ===========================================================================

Description                              Face Amount (000)/Shares   Value (000)
--------------------------------------------------------------------------------

     TRANSPORTATION SERVICES [0.3%]
     FedEx
       9.650%, 06/15/12                               $        50   $        60
     ===========================================================================

         TOTAL CORPORATE BONDS
           (Cost $1,277)                                                  1,294
         =======================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [6.4%]
     FNMA
       6.000%, 05/15/11                                     1,000         1,045
       5.500%, 04/01/36                                        96            95
     ---------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $1,133)                                                  1,140
         =======================================================================

U.S. TREASURY OBLIGATIONS [6.3%]
     U.S. Treasury Bonds
       9.125%, 05/15/18                                       200           277
       6.250%, 08/15/23                                       725           842
     ---------------------------------------------------------------------------
         TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $1,118)                                                  1,119
         =======================================================================

ASSET-BACKED SECURITIES [0.9%]
     Residential Asset Securities,
       Ser 2002-RS3, Cl AI5
       5.572%, 06/25/32                                       128           128
     Residential Asset Securities,
       Ser 2004-KS5, Cl AI3 (B)
       4.030%, 04/25/30                                        34            34
     Residential Asset Securities,
       Ser 2004-RS3, Cl AI2
       3.052%, 06/25/29                                         1             1
     ---------------------------------------------------------------------------
         TOTAL ASSET-BACKED SECURITIES
           (Cost $167)                                                      163
         =======================================================================

FOREIGN GOVERNMENT BONDS [0.5%]
     Hydro-Quebec
       11.750%, 02/01/12                                       50            65
     United Mexican States
       9.875%, 02/01/10                                        25            29
     ---------------------------------------------------------------------------
         TOTAL FOREIGN GOVERNMENT BONDS
           (Cost $96)                                                        94
         =======================================================================

MUNICIPAL BOND [0.1%]
     LOUISIANA [0.1%]
     Louisiana State, Tobacco Settlement
       Financing Authority, Ser 2001A
       6.360%, 05/15/25                                        25            25
     ---------------------------------------------------------------------------
         TOTAL MUNICIPAL BOND
           (Cost $25)                                                        25
         =======================================================================

                     See Notes to the Financial Statements.

AHA BALANCED FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                              Face Amount (000)/Shares   Value (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER [1.3%]
     Lafayette Asset Securitization,
       5.45%, 10/02/06 (D)                            $       234   $       234
     ---------------------------------------------------------------------------
         TOTAL COMMERCIAL PAPER
           (Cost $234)                                                      234
         =======================================================================

CASH EQUIVALENTS [2.5%]
     AIM Short-Term Investment
       Company Liquid Assets
       Portfolio, 5.25% (D) (E)                            59,010            59
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I,
       5.19% (E)                                          378,135           378
     ---------------------------------------------------------------------------
         TOTAL CASH EQUIVALENTS
           (Cost $437)                                                      437
         =======================================================================

         TOTAL INVESTMENTS [101.5%]
           (Cost $16,692)                                                18,110
         =======================================================================

         OTHER ASSETS AND LIABILITIES [-1.5%]                              (274)
         =======================================================================

     NET ASSETS -- 100.0%                                           $    17,836
     ===========================================================================

* Non-income producing security
(A) This security or a partial position of this security is on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 was $260,389.
(B) Floating Rate Security -- The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2006.
(C) Step Bond -- The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2006. The coupon on a step bond changes on a specific date.
(D) This security was purchased with cash collateral received from securities lending. The total value of such securities at September 30, 2006 was $292,889.
(E)  Rate shown is the 7-day effective yield as of September 30, 2006.
ADR -- American Depository Receipt
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
Amounts designated as "--" are either $0 or have been rounded to $0.

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [96.7%]
     ADVERTISING [1.7%]
     Avaya *                                               21,430   $       245
     WPP Group, ADR                                        24,800         1,531
     ---------------------------------------------------------------------------
     TOTAL ADVERTISING                                                    1,776
     ===========================================================================
     AEROSPACE & DEFENSE [1.5%]
     Lockheed Martin                                        7,790           670
     Northrop Grumman                                       4,570           311
     United Technologies                                    9,260           587
     ---------------------------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                                            1,568
     ===========================================================================
     AIR TRANSPORTATION [0.1%]
     Fedex                                                  1,200           130
     ===========================================================================
     APPAREL/TEXTILES [0.2%]
     VF                                                     3,190           233
     ===========================================================================
     AUTOMOTIVE [0.6%]
     Autozone *                                             2,590           267
     Paccar                                                 5,485           313
     ---------------------------------------------------------------------------
     TOTAL AUTOMOTIVE                                                       580
     ===========================================================================
     BANKS [8.4%]
     Bank of America                                       55,990         3,000
     JPMorgan Chase                                        21,430         1,006
     US Bancorp                                            32,700         1,086
     Wachovia                                              16,340           912
     Washington Mutual                                     47,825         2,079
     Wells Fargo                                           22,420           811
     ---------------------------------------------------------------------------
     TOTAL BANKS                                                          8,894
     ===========================================================================
     BIOTECHNOLOGY [2.2%]
     Amgen *                                               23,300         1,667
     Gilead Sciences *                                      9,490           652
     ---------------------------------------------------------------------------
     TOTAL BIOTECHNOLOGY                                                  2,319
     ===========================================================================
     BROADCASTING & CABLE [0.8%]
     Cisco Systems *                                        1,790            41
     Freescale Semiconductor, Cl B *                        1,260            48
     Motorola                                              31,270           782
     ---------------------------------------------------------------------------
     TOTAL BROADCASTING & CABLE                                             871
     ===========================================================================
     BUILDING & CONSTRUCTION [0.2%]
     Lennar, Cl A                                           5,080           230
     ===========================================================================
     BUSINESS SERVICES [3.0%]
     Convergys *                                           10,300           213
     First Data                                            44,600         1,873
     NCR *                                                  6,770           267
     Omnicom Group                                          3,400           318
     Realogy *                                             23,000           522
     ---------------------------------------------------------------------------
     TOTAL BUSINESS SERVICES                                              3,193
     ===========================================================================

Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

     CABLE/MEDIA [1.6%]
     DIRECTV Group *                                       86,000   $     1,692
     ===========================================================================
     CHEMICALS [0.2%]
     Eastman Chemical                                       4,300           232
     ===========================================================================
     CIRCUIT BOARDS [0.5%]
     Flextronics *                                         45,800           579
     ===========================================================================
     COMPUTER SYSTEM DESIGN & SERVICES [2.0%]
     Cadence Design Systems *                              51,200           869
     Computer Sciences *                                    1,980            97
     Diebold                                               25,800         1,123
     ---------------------------------------------------------------------------
     TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                             2,089
     ===========================================================================
     CONSUMER PRODUCTS & SERVICES [1.3%]
     Procter & Gamble                                      22,110         1,370
     ===========================================================================
     DIVERSIFIED MANUFACTURING [1.3%]
     Danaher                                                4,500           309
     General Electric                                      28,590         1,009
     Parker Hannifin                                          900            70
     ---------------------------------------------------------------------------
     TOTAL DIVERSIFIED MANUFACTURING                                      1,388
     ===========================================================================
     DIVERSIFIED METALS & MINING [2.3%]
     Apple Computer *                                       2,790           215
     Freeport-McMoran Copper &
       Gold, Cl B                                           4,880           260
     Hewlett-Packard                                       25,290           928
     IBM                                                   12,550         1,028
     ---------------------------------------------------------------------------
     TOTAL DIVERSIFIED METALS & MINING                                    2,431
     ===========================================================================
     DRUGS [6.3%]
     Abbott Laboratories                                    3,900           189
     Hospira *                                              1,680            64
     Johnson & Johnson                                      4,730           307
     Merck                                                 22,110           927
     Pfizer                                                53,035         1,504
     Sanofi-Aventis, ADR                                   33,900         1,508
     Wyeth                                                 43,340         2,203
     ---------------------------------------------------------------------------
     TOTAL DRUGS                                                          6,702
     ===========================================================================
     ELECTRICAL SERVICES [1.4%]
     AES *                                                 14,150           289
     Duke Energy                                           17,130           517
     TXU                                                   10,560           660
     Xcel Energy                                            1,100            23
     ---------------------------------------------------------------------------
     TOTAL ELECTRICAL SERVICES                                            1,489
     ===========================================================================
     ENERGY [0.2%]
     Sempra Energy                                          5,180           260
     ===========================================================================

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                                Shares   value (000)
--------------------------------------------------------------------------------

     ENTERTAINMENT [0.6%]
     Carnival                                               5,880   $       277
     Harrah's Entertainment                                 5,800           385
     ---------------------------------------------------------------------------
     TOTAL ENTERTAINMENT                                                    662
     ===========================================================================
     FINANCIAL SERVICES [2.5%]
     American Express                                       5,880           330
     CIT Group                                              5,380           261
     Citigroup                                             31,645         1,572
     Countrywide Financial                                 13,650           478
     ---------------------------------------------------------------------------
     TOTAL FINANCIAL SERVICES                                             2,641
     ===========================================================================
     FOOD, BEVERAGE & TOBACCO [4.1%]
     Archer-Daniels-Midland                                16,050           608
     Coca-Cola                                             20,820           930
     Conagra Foods                                         47,500         1,163
     General Mills                                          8,070           457
     Pepsi Bottling Group                                   7,370           261
     Safeway                                                1,900            58
     Tyson Foods, Cl A                                     54,300           862
     ---------------------------------------------------------------------------
     TOTAL FOOD, BEVERAGE & TOBACCO                                       4,339
     ===========================================================================
     GAS/NATURAL GAS [1.3%]
     El Paso                                               84,000         1,146
     Nicor                                                  5,280           226
     ---------------------------------------------------------------------------
     TOTAL GAS/NATURAL GAS                                                1,372
     ===========================================================================
     GOVERNMENT AGENCY [0.2%]
     Johnson Controls                                       2,500           179
     ===========================================================================
     HEALTHCARE PRODUCTS & SERVICES [2.4%]
     Applera - Applied Biosystems Group                     6,900           229
     Cardinal Health                                        8,890           584
     Cigna                                                  9,800         1,140
     HCA                                                    1,100            55
     McKesson                                               6,970           367
     UnitedHealth Group                                     3,370           166
     ---------------------------------------------------------------------------
     TOTAL HEALTHCARE PRODUCTS & SERVICES                                 2,541
     ===========================================================================
     HOTELS & LODGING [0.5%]
     Wyndham Worldwide *                                   18,600           520
     ===========================================================================
     INSURANCE [10.4%]
     ACE, ADR                                              30,180         1,652
     Allstate                                              25,900         1,625
     Ambac Financial Group                                  2,790           231
     American International Group                           2,784           184
     Assured Guaranty                                      35,700           926
     Chubb                                                  9,170           476
     Cincinnati Financial                                   5,380           259
     Conseco *                                             50,600         1,062
     Genworth Financial, Cl A                                 200             7

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

     Hartford Financial Services Group                      6,500   $       564
     ING Groep, ADR                                        26,300         1,157
     Lincoln National                                       2,480           154
     MBIA                                                  23,800         1,462
     Safeco                                                   980            58
     St Paul Travelers                                     25,600         1,200
     ---------------------------------------------------------------------------
     TOTAL INSURANCE                                                     11,017
     ===========================================================================
     INVESTMENT BANKER/BROKER DEALER [1.4%]
     Goldman Sachs Group                                    4,880           826
     Lehman Brothers Holdings                               9,290           686
     ---------------------------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER                                1,512
     ===========================================================================
     MACHINERY [3.3%]
     Caterpillar                                           10,760           708
     Cummins                                                2,690           321
     Eaton                                                 18,990         1,307
     Illinois Tool Works                                   24,700         1,109
     ---------------------------------------------------------------------------
     TOTAL MACHINERY                                                      3,445
     ===========================================================================
     MEASURING DEVICES [0.3%]
     Agilent Technologies *                                 9,170           300
     ===========================================================================
     MEDICAL PRODUCTS & SERVICES [1.2%]
     Bard (C.R.)                                              790            59
     Baxter International                                   4,300           196
     Becton Dickinson                                       5,680           402
     Coventry Health Care *                                 4,780           246
     Wellpoint *                                            4,390           338
     ---------------------------------------------------------------------------
     TOTAL MEDICAL PRODUCTS & SERVICES                                    1,241
     ===========================================================================
     METALS & MINING [0.2%]
     Phelps Dodge                                           2,180           185
     ===========================================================================
     MISCELLANEOUS BUSINESS SERVICES [0.8%]
     Interpublic Group (A)                                 85,500           846
     ===========================================================================
     MULTI-MEDIA [1.5%]
     News Corp., Cl A                                      37,660           740
     Walt Disney                                           26,500           819
     ---------------------------------------------------------------------------
     TOTAL MULTI-MEDIA                                                    1,559
     ===========================================================================
     OFFICE FURNITURE & FIXTURES [2.9%]
     Intuit *                                               7,600           244
     Microsoft                                             69,620         1,903
     Oracle *                                              44,100           782
     VeriSign *                                             6,800           137
     ---------------------------------------------------------------------------
     TOTAL OFFICE FURNITURE & FIXTURES                                    3,066
     ===========================================================================

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                                Shares   value (000)
--------------------------------------------------------------------------------

     PETROLEUM & FUEL PRODUCTS [5.9%]
     Anadarko Petroleum                                     2,100   $        92
     Baker Hughes                                           2,200           150
     Chesapeake Energy                                     10,270           298
     ChevronTexaco                                         24,790         1,608
     ConocoPhillips                                        17,094         1,018
     Exxon Mobil                                           19,082         1,280
     Marathon Oil                                           8,631           664
     Occidental Petroleum                                  14,140           680
     Valero Energy                                          7,970           410
     ---------------------------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                                      6,200
     ===========================================================================
     PETROLEUM REFINING [0.3%]
     Hess                                                   6,780           281
     ===========================================================================
     PETROLEUM SERVICES [3.3%]
     BJ Services                                           20,100           606
     GlobalSantaFe                                         29,900         1,495
     Halliburton                                           42,970         1,222
     Schlumberger                                           2,790           173
     ---------------------------------------------------------------------------
     TOTAL PETROLEUM SERVICES                                             3,496
     ===========================================================================
     PRINTING & PUBLISHING [0.5%]
     McGraw Hill                                            8,100           470
     Meredith                                               1,080            53
     ---------------------------------------------------------------------------
     TOTAL PRINTING & PUBLISHING                                            523
     ===========================================================================
     REAL ESTATE INVESTMENT TRUSTS [0.7%]
     Boston Properties                                      2,400           248
     Prologis Trust                                         4,300           245
     Temple-Inland                                          5,500           221
     ---------------------------------------------------------------------------
     TOTAL REAL ESTATE INVESTMENT TRUSTS                                    714
     ===========================================================================
     RETAIL [7.2%]
     Autonation *                                          10,160           212
     CVS                                                   28,300           909
     Dillard's, Cl A                                        6,870           225
     Federated Department Stores                           12,350           534
     Home Depot                                            46,500         1,687
     JC Penney                                              5,080           347
     Kroger                                                15,960           369
     Limited Brands                                        29,400           779
     Lowe's                                                 6,870           193
     Sherwin Williams                                       4,780           267
     Target                                                34,200         1,889
     TJX                                                    9,100           255
     ---------------------------------------------------------------------------
     TOTAL RETAIL                                                         7,666
     ===========================================================================

Description                              Shares/Face Amount (000)   Value (000)
--------------------------------------------------------------------------------

     SEMI-CONDUCTORS [4.2%]
     Infineon Technologies, ADR (A)*                      144,800   $     1,713
     Intel                                                 88,400         1,818
     Micron Technology *                                   14,000           244
     Nvidia *                                               7,800           231
     Texas Instruments                                     11,760           391
     ---------------------------------------------------------------------------
     TOTAL SEMI-CONDUCTORS                                                4,397
     ===========================================================================
     STEEL & STEEL WORKS [0.6%]
     Nucor                                                  7,570           375
     United States Steel                                    3,990           230
     ---------------------------------------------------------------------------
     TOTAL STEEL & STEEL WORKS                                              605
     ===========================================================================
     TELEPHONES & TELECOMMUNICATIONS [2.7%]
     Alltel                                                 8,670           481
     AT&T                                                  42,690         1,390
     BellSouth                                              1,590            68
     Embarq                                                 5,430           263
     Verizon Communications                                16,200           601
     ---------------------------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS                                2,803
     ===========================================================================
     TRANSPORTATION SERVICES [0.2%]
     Burlington Northern Santa Fe                           3,100           228
     ===========================================================================
     TRUCKING [0.2%]
     Ryder System                                           5,080           263
     ===========================================================================
     WHOLESALE [1.5%]
     Google, Cl A *                                           500           201
     Sysco                                                 42,700         1,428
     ---------------------------------------------------------------------------
     TOTAL WHOLESALE                                                      1,629
     ===========================================================================

         TOTAL COMMON STOCK
           (Cost $90,648)                                               102,256
         =======================================================================

COMMERCIAL PAPER [1.8%]
     Lafayette Asset Securitization (B)
       5.45%, 10/02/06                                $     1,957         1,957
     ---------------------------------------------------------------------------
         TOTAL COMMERCIAL PAPER
           (Cost $1,957)                                                  1,957
         =======================================================================

                     See Notes to the Financial Statements.

AHA DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

CASH EQUIVALENTS [3.8%]
     AIM Short-Term Investment
       Company Liquid Assets
       Portfolio, 5.25% (B) (C)                           493,746   $       494
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I,
       5.19% (C)                                        3,476,052         3,476
     ---------------------------------------------------------------------------
         TOTAL CASH EQUIVALENTS
           (Cost $3,970)                                                  3,970
         =======================================================================

         TOTAL INVESTMENTS [102.3%]
           (Cost $96,575)                                               108,183
         =======================================================================

         OTHER ASSETS AND LIABILITIES [-2.3%]                            (2,408)
         =======================================================================

     NET ASSETS -- 100.0%                                           $   105,775
     ===========================================================================

* Non-income producing security
(A) This security or a partial position of this security is on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 was $2,196,011.
(B) This security was purchased with cash collateral received from securities lending. The total value of such securities at September 30, 2006 was $2,450,641.
(C)  The rate shown is the 7-day effective yield as of September 30, 2006.
ADR -- American Depositary Receipt
Cl -- Class

                     See Notes to the Financial Statements.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [93.2%]
     ADVERTISING [2.0%]
     CBS, Cl B                                             33,000   $       930
     ===========================================================================
     AUTOMOTIVE [3.4%]
     Honda Motor, ADR                                      45,400         1,527
     ===========================================================================
     BANKS [9.4%]
     Chittenden                                            24,100           692
     International Bancshares                              39,625         1,176
     National City                                         26,100           955
     PNC Financial Services Group                          13,800         1,000
     Wachovia                                               7,800           435
     ---------------------------------------------------------------------------
     TOTAL BANKS                                                          4,258
     ===========================================================================
     BROADCASTING & CABLE [2.4%]
     Nokia, ADR                                            54,200         1,067
     ===========================================================================
     BUSINESS SERVICES [2.8%]
     Xerox *                                               82,400         1,282
     ===========================================================================
     CABLE/MEDIA [2.6%]
     Time Warner                                           65,000         1,185
     ===========================================================================
     CHEMICALS [4.6%]
     Air Products & Chemicals                              14,200           942
     Rohm & Haas                                           24,600         1,165
     ---------------------------------------------------------------------------
     TOTAL CHEMICALS                                                      2,107
     ===========================================================================
     COMPUTER SYSTEM DESIGN & SERVICES [1.0%]
     Sun Microsystems *                                    87,000           432
     ===========================================================================
     CONSUMER PRODUCTS & SERVICES [7.3%]
     Kimberly-Clark                                        22,500         1,470
     Mattel                                                53,700         1,058
     Sony, ADR                                             19,200           775
     ---------------------------------------------------------------------------
     TOTAL CONSUMER PRODUCTS & SERVICES                                   3,303
     ===========================================================================
     DIVERSIFIED METALS & MINING [3.0%]
     Hewlett-Packard                                       37,500         1,376
     ===========================================================================
     DRUGS [6.4%]
     Abbott Laboratories                                   23,800         1,156
     Johnson & Johnson                                     14,300           929
     Schering-Plough                                       36,600           808
     ---------------------------------------------------------------------------
     TOTAL DRUGS                                                          2,893
     ===========================================================================
     ELECTRICAL SERVICES [3.2%]
     Emerson Electric                                      17,200         1,442
     ===========================================================================
     ENERGY [2.9%]
     Atmos Energy                                          45,500         1,299
     ===========================================================================
     FINANCIAL SERVICES [5.0%]
     CIT Group                                             19,200           934
     Citigroup                                             26,500         1,316
     ---------------------------------------------------------------------------
     TOTAL FINANCIAL SERVICES                                             2,250
     ===========================================================================


Description                                                Shares   value (000)
--------------------------------------------------------------------------------

     FOOD, BEVERAGE & TOBACCO [2.0%]
     Supervalu                                             30,100   $       893
     ===========================================================================
     HEALTHCARE PRODUCTS & SERVICES [5.3%]
     Applera - Applied Biosystems Group                    44,000         1,457
     Cardinal Health                                       14,100           927
     ---------------------------------------------------------------------------
     TOTAL HEALTHCARE PRODUCTS & SERVICES                                 2,384
     ===========================================================================
     INSURANCE [6.0%]
     American International Group                          14,000           928
     Mercury General                                       14,200           704
     Metlife                                               19,200         1,088
     ---------------------------------------------------------------------------
     TOTAL INSURANCE                                                      2,720
     ===========================================================================
     OFFICE FURNITURE & FIXTURES [2.0%]
     3M                                                    12,000           893
     ===========================================================================
     PAPER & PAPER PRODUCTS [2.2%]
     MeadWestvaco                                          37,500           994
     ===========================================================================
     PETROLEUM & FUEL PRODUCTS [7.5%]
     BP, ADR                                               12,000           787
     Chesapeake Energy (A)                                 54,300         1,575
     Unit Corp. *                                          22,500         1,034
     ---------------------------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                                      3,396
     ===========================================================================
     PRINTING & PUBLISHING [4.9%]
     Lee Enterprises                                       41,000         1,035
     Thomson                                               29,600         1,193
     ---------------------------------------------------------------------------
     TOTAL PRINTING & PUBLISHING                                          2,228
     ===========================================================================
     SEMI-CONDUCTORS/INSTRUMENTS [2.1%]
     Intel                                                 45,500           936
     ===========================================================================
     TELEPHONES & TELECOMMUNICATIONS [4.7%]
     Embarq                                                10,800           523
     Sprint Nextel                                         41,000           703
     Telephone & Data Systems                              22,000           926
     ---------------------------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS                                2,152
     ===========================================================================
     WASTE DISPOSAL [0.5%]
     Waste Management                                       6,800           249
     ===========================================================================

         TOTAL COMMON STOCK
           (Cost $39,977)                                                42,196
         =======================================================================

                     See Notes to the Financial Statements.

AHA SOCIALLY RESPONSIBLE EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
September 30, 2006

Description                              Face Amount (000)/Shares   Value (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER [0.8%]
     Lafayette Asset Securitization (B)
       5.45%, 10/02/06                                $       338   $       338
     ---------------------------------------------------------------------------
         TOTAL COMMERCIAL PAPER
           (Cost $338)                                                      338
         =======================================================================

FOREIGN COMMON STOCKS [1.9%]
     MISCELLANEOUS MANUFACTURING [1.9%]
     Tyco International                                        32           881
     ---------------------------------------------------------------------------
         TOTAL FOREIGN COMMON STOCKS
           (Cost $844)                                                      881
         =======================================================================

CASH EQUIVALENTS [4.9%]
     AIM Short-Term Investment
       Company Liquid Assets
       Portfolio, 5.25% (B) (C)                            85,301            85
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I,
       5.19% (C)                                        2,145,143         2,145
     ---------------------------------------------------------------------------
         TOTAL CASH EQUIVALENTS
           (Cost $2,230)                                                  2,230
         =======================================================================

         TOTAL INVESTMENTS [100.8%]
           (Cost $43,389)                                                45,645
         =======================================================================

         OTHER ASSETS AND LIABILITIES [-0.8%]                              (361)
         =======================================================================

     NET ASSETS -- 100.0%                                           $    45,284
     ===========================================================================

* Non-income producing security
(A) This security or a partial position of this security is on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 was $388,868.
(B) This security was purchased with cash collateral received from securities lending. The total value of such securities at September 30, 2006 was $423,378.
(C)  The rate shown is the 7-day effective yield as of September 30, 2006.
ADR -- American Depositary Receipt
Cl -- Class

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (000'S)
For the year ended September 30, 2006

                                                   AHA             AHA                                                 AHA
                                                 LIMITED           FULL                             AHA              SOCIALLY
                                                 MATURITY        MATURITY          AHA           DIVERSIFIED       RESPONSIBLE
                                               FIXED INCOME    FIXED INCOME      BALANCED          EQUITY             EQUITY
                                                   FUND            FUND            FUND             FUND               FUND
                                               ------------    ------------    ------------     -------------     --------------
ASSETS:
  Cost of securities                           $     46,556    $     30,643    $     16,692     $      96,575     $       43,389
                                               ============    ============    ============     =============     ==============
  Investments in securities at value           $     46,398    $     30,693    $     18,110(1)  $     108,183(2)  $       45,645(3)
  Cash                                                   --              --              --                 3                  5
  Income receivable                                     451             333              --               123                 65
  Receivable for capital shares sold                     --              --              85                31                 31
  Receivable for dividend tax reclaim                    --              --               1                 4                 --
  Prepaid Expenses                                       38              11               6                31                  7
                                               ------------    ------------    ------------     -------------     --------------
    Total Assets                                     46,887          31,037          18,202           108,375             45,753
                                               ------------    ------------    ------------     -------------     --------------
LIABILITIES:
  Obligation to return securities
    lending collateral                                   --              --             293             2,451                423
  Payable for investment securities
    purchased                                         1,034             385              52                --                 --
  Income distribution payable                           110              77              --                --                 --
  Investment adviser fees payable                        10              13              10                58                 23
  Distribution fees payable                               1              --              --                29                 --
  Administrative fees payable                             2               1               1                 5                  2
  Accrued expenses                                       32              18              10                57                 21
                                               ------------    ------------    ------------     -------------     --------------
    Total Liabilities                                 1,189             494             366             2,600                469
                                               ------------    ------------    ------------     -------------     --------------
  NET ASSETS                                   $     45,698    $     30,543    $     17,836     $     105,775     $       45,284
                                               ============    ============    ============     =============     ==============
NET ASSETS:
  Paid-in-Capital
    (unlimited authorization --
    $0.01 par value)                           $     48,303    $     30,901    $     15,288     $      86,876     $       42,418
  Undistributed net investment income                     6               3              10                22                 13
  Accumulated net realized gain (loss)
    on investments                                   (2,453)           (411)          1,120             7,269                597
  Net unrealized appreciation (depreciation)
    on investments                                     (158)             50           1,418            11,608              2,256
                                               ------------    ------------    ------------     -------------     --------------
  NET ASSETS                                   $     45,698    $     30,543    $    $17,836     $     105,775     $       45,284
                                               ============    ============    ============     =============     ==============
Institutional Shares:
  Net Assets                                   $ 45,339,934    $ 30,397,747    $ 17,835,840     $  94,653,234     $   45,002,796
  Total shares outstanding at end of year         4,293,406       2,993,093       1,825,652         5,210,015          4,124,724
  Net asset value, offering and
    redemption price per share
    (net assets / shares outstanding)          $      10.56    $      10.16    $       9.77     $       18.17     $        10.91
Class A Shares:
  Net Assets                                   $    357,912    $    145,187             n/a     $  11,122,036     $      281,286
  Total shares outstanding at end of year            33,852          14,291             n/a           610,917             25,808
  Net asset value, offering and
    redemption price per share
    (net assets / shares outstanding)          $      10.57    $      10.16             n/a     $       18.21     $        10.90

(1)   Market value of securities on loan was $260,389 as of September 30, 2006.
(2) Market value of securities on loan was $2,196,011 as of September 30, 2006.
(3)   Market value of securities on loan was $388,868 as of September 30, 2006.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000'S)
For the year ended September 30, 2006

                                                                        AHA LIMITED MATURITY FIXED     AHA FULL MATURITY FIXED
                                                                                INCOME FUND                  INCOME FUND
                                                                        ---------------------------    ------------------------
INVESTMENT INCOME:
  Dividends                                                                      $    39                       $    27
  Interest                                                                         2,960                         1,506
  Income from securities lending -- net                                               --                             1
                                                                                 -------                       -------
    Total Investment Income                                                        2,999                         1,534
                                                                                 -------                       -------

EXPENSES:
  Investment advisory fees                                                           376                           153
  Administration fees                                                                 42                            17
  Trustees' fees and expenses                                                          3                             1
  Distribution expense -- Class A Shares                                               1                            --
  Reorganization expenses                                                            133                            34
  Transfer agent fees and expenses                                                    44                            25
  Registration fees                                                                   27                             6
  Audit fees                                                                          11                             9
  Reports to shareholders                                                              9                             5
  Custodian fees and expenses                                                          9                             4
  Legal fees                                                                           8                             2
  Insurance and Other expenses                                                        41                            13
                                                                                 -------                       -------
    Total expenses                                                                   704                           269
                                                                                 -------                       -------
    Recovery of Investment Advisory Fees Previously Waived(1)                         --                             2
  Less Waiver of:
    Investment Advisory fees                                                        (136)                          (17)
    Transfer Agent fees                                                               (3)                           (8)
                                                                                 -------                       -------
    Net expenses                                                                     565                           246
                                                                                 -------                       -------
Net investment income                                                              2,434                         1,288
                                                                                 -------                       -------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                                (1,507)                         (314)
  Change in net unrealized appreciation
    (depreciation) on investments                                                  1,235                          (122)
                                                                                 -------                       -------
    Net realized and unrealized
      loss on investments                                                           (272)                         (436)
                                                                                 -------                       -------
Net increase
  in net assets resulting
  from operations                                                                $ 2,162                       $   852
                                                                                 =======                       =======

(1)   See Note 3 for Advisory Fees Recovered.

Amounts designated as "--" are either $0 or have been rounded to $0.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000'S)
For the year ended September 30, 2006

                                                                                                       AHA SOCIALLY RESPONSIBLE
                                                   AHA BALANCED FUND    AHA DIVERSIFIED EQUITY FUND            EQUITY FUND
                                                   -----------------    ---------------------------    ------------------------
INVESTMENT INCOME:
  Dividends                                            $   221                   $ 1,944                       $   535
  Interest                                                 285                        --                            --
  Income from securities lending -- net                      1                         4                             3
  Foreign taxes withheld                                    (1)                      (12)                           (6)
                                                       -------                   -------                       -------
    Total investment income                                506                     1,936                           532
                                                       -------                   -------                       -------

EXPENSES:
  Investment advisory fees                                 134                       772                           187
  Administration fees                                       10                        57                            14
  Distribution expense -- Class A Shares                    --                        25                            --
  Trustees' fees and expenses                                1                         3                             1
  Reorganization expenses                                   19                        98                            22
  Transfer agent fees and expenses                          12                        62                            16
  Audit fees                                                 5                        33                            13
  Registration fees                                          3                        19                             4
  Reports to shareholders                                    3                        17                             6
  Custodian fees and expenses                                2                        12                             3
  Legal fees                                                 2                         8                             2
  Insurance and Other expenses                               8                        41                            10
                                                       -------                   -------                       -------
    Total expenses                                         199                     1,147                           278
                                                       -------                   -------                       -------
    Recovery of Investment Advisory Fees
      Previously Waived(1)                                  --                        --                             2
  Less Waiver of:
    Investment Advisory expense                            (18)                      (71)                          (18)
    Transfer Agent fees                                     (2)                      (11)                           (3)
                                                       -------                   -------                       -------
    Net expenses                                           179                     1,065                           259
                                                       -------                   -------                       -------
Net investment income                                      327                       871                           273
                                                       -------                   -------                       -------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                       1,230                     8,398                           598
  Change in net unrealized appreciation
    (depreciation) on investments                         (133)                      628                         1,277
                                                       -------                   -------                       -------
    Net realized and unrealized gain
      on investments                                     1,097                     9,026                         1,875
                                                       -------                   -------                       -------
Net increase in net assets
  resulting from operations                            $ 1,424                   $ 9,897                       $ 2,148
                                                       =======                   =======                       =======

(1)   See Note 3 for Advisory Fees Recovered.
Amounts designated as "--" are either $0 or have been rounded to $0.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000'S)

                                                                    AHA LIMITED MATURITY FIXED INCOME FUND
                                                        -----------------------------------------------------------
                                                               FOR THE            FOR THE PERIOD         FOR THE
                                                             YEAR ENDED          JULY 1, 2005 TO       YEAR ENDED
                                                        SEPTEMBER 30, 2006(1)   SEPTEMBER 30, 2005    JUNE 30, 2005
                                                        ---------------------   ------------------   --------------
OPERATIONS:
  Net investment income                                       $   2,434             $     703           $   2,941
  Net realized loss on investments sold                          (1,507)                 (138)               (729)
  Change in net unrealized appreciation
    (depreciation) on investments                                 1,235                  (310)                 36
                                                              ---------             ---------           ---------
    Net increase in net assets resulting
      from investment operations                                  2,162                   255               2,248
                                                              ---------             ---------           ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends to shareholders from
    net investment income
    Class I                                                      (2,446)                 (699)             (2,955)+
    Class A                                                         (14)                   (5)                (10)+
  Distributions to shareholders from
    net realized gains
    Class I                                                          --                    --                (168)
                                                              ---------             ---------           ---------
  Total dividends and distributions to shareholders              (2,460)                 (704)             (3,133)
                                                              ---------             ---------           ---------


FUND SHARE TRANSACTIONS:
  Fund Share Transactions: Class I
    Net proceeds from shares sold                                   667                   421              13,268
    Reinvestment of dividends                                     1,272                   385               1,874
    Cost of shares redeemed                                     (68,684)              (16,480)            (45,710)
                                                              ---------             ---------           ---------
  Total Fund Share Transactions Class I                         (66,745)              (15,674)            (30,568)
                                                              ---------             ---------           ---------

  Fund Share Transactions: Class A
    Net proceeds from shares sold                                   167                    --               1,066
    Reinvestment of dividends                                        14                     5                  10
    Cost of shares redeemed                                        (643)                 (250)                 (1)
                                                              ---------             ---------           ---------
   Total Fund Share Transactions Class A                           (462)                 (245)              1,075
                                                              ---------             ---------           ---------
    Net decrease in net assets
       from capital share contributions                         (67,207)              (15,919)            (29,493)
                                                              ---------             ---------           ---------
Total decrease in net assets                                    (67,505)              (16,368)            (30,378)
                                                              ---------             ---------           ---------

NET ASSETS:
  Beginning of period                                           113,203               129,571             159,949
                                                              ---------             ---------           ---------
  End of period*                                              $  45,698             $ 113,203           $ 129,571
                                                              =========             =========           =========
  *  Including undistributed
     net investment income of                                 $       6             $      --           $      --
                                                              =========             =========           =========

Amounts designated as "--" are either $0 or have been rounded to $0.

+ Includes a tax return of capital of less than $1 (000's) for the Fund for the year ended June 30, 2005.
(1) On October 3, 2005, the Limited Maturity Fixed Income Fund was reorganized into the AHA Limited Maturity Fixed Income Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for more information.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000'S)

                                                                    AHA FULL MATURITY FIXED INCOME FUND
                                                        -----------------------------------------------------------
                                                               FOR THE            FOR THE PERIOD         FOR THE
                                                             YEAR ENDED          JULY 1, 2005 TO       YEAR ENDED
                                                        SEPTEMBER 30, 2006(1)   SEPTEMBER 30, 2005    JUNE 30, 2005
                                                        ---------------------   ------------------   --------------
OPERATIONS:
  Net investment income                                       $   1,288             $     272           $   1,092
  Net realized gain (loss) on investments sold                     (314)                  (81)                230
  Change in net unrealized appreciation
    (depreciation) on investments                                  (122)                 (356)                353
                                                              ---------             ---------           ---------
    Net increase (decrease) in net assets resulting
      from investment operations                                    852                  (165)              1,675
                                                              ---------             ---------           ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends to shareholders from
    net investment income
    Class I                                                      (1,294)                 (276)             (1,108)
    Class A                                                          (5)                   (1)                 (4)
  Distributions to shareholders from
    net realized gains
    Class I                                                        (179)                   --                (267)
    Class A                                                          (1)                   --                  (1)
                                                              ---------             ---------           ---------
  Total dividends and distributions to shareholders              (1,479)                 (277)             (1,380)
                                                              ---------             ---------           ---------

FUND SHARE TRANSACTIONS:
  Fund Share Transactions: Class I
    Net proceeds from shares sold                                 5,099                   125               5,020
    Reinvestment of dividends                                       504                   119                 658
    Cost of shares redeemed                                      (6,345)                   --              (2,970)
                                                              ---------             ---------           ---------
  Total Fund Share Transactions Class I                            (742)                  244               2,708
                                                              ---------             ---------           ---------
  Fund Share Transactions: Class A
    Net proceeds from shares sold                                    13                     1                  29
    Reinvestment of dividends                                         6                     1                   5
    Cost of shares redeemed                                          (5)                   --                  (5)
                                                              ---------             ---------           ---------
   Total Fund Share Transactions Class A                             14                     2                  29
                                                              ---------             ---------           ---------
    Net increase (decrease) in net assets
      from capital share contributions                             (728)                  246               2,737
                                                              ---------             ---------           ---------
Total increase (decrease) in net assets                          (1,355)                 (196)              3,032
                                                              ---------             ---------           ---------

NET ASSETS:
  Beginning of period                                            31,898                32,094              29,062
                                                              ---------             ---------           ---------
  End of period*                                              $  30,543             $  31,898           $  32,094
                                                              =========             =========           =========
  * Including undistributed
    net investment income of                                  $       3             $      --           $      --
                                                              =========             =========           =========

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) On October 3, 2005, the Full Maturity Fixed Income Fund was reorganized into the AHA Full Maturity Fixed Income Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000'S)

                                                                               AHA BALANCED FUND
                                                        -----------------------------------------------------------
                                                               FOR THE            FOR THE PERIOD         FOR THE
                                                             YEAR ENDED          JULY 1, 2005 TO       YEAR ENDED
                                                        SEPTEMBER 30, 2006(1)   SEPTEMBER 30, 2005    JUNE 30, 2005
                                                        ---------------------   ------------------   --------------
OPERATIONS:
  Net investment income                                       $     327             $      72           $     293
  Net realized gain on investments sold                           1,230                    82               1,152
  Change in net unrealized appreciation (depreciation)
    on investments                                                 (133)                  182                  51
                                                              ---------             ---------           ---------
    Net increase in net assets resulting
      from investment operations                                  1,424                   336               1,496
                                                              ---------             ---------           ---------

DIVIDENDS TO SHAREHOLDERS:
  Dividends to shareholders from
    net investment income
    Class I                                                        (338)                  (75)               (301)
  Distributions to shareholders from
    net realized gains
    Class I                                                      (1,084)                   --                  --
                                                              ---------             ---------           ---------
  Total dividends and distributions to shareholders              (1,422)                  (75)               (301)
                                                              ---------             ---------           ---------

FUND SHARE TRANSACTIONS:
  Fund Share Transactions: Class I
    Reinvestment of dividends                                        59                     3                  13
    Cost of shares redeemed                                        (577)                   --                 (50)
                                                              ---------             ---------           ---------
  Total Fund Share Transactions Class I                            (518)                    3                 (37)
                                                              ---------             ---------           ---------
    Net increase (decrease) in net assets
      from capital share contributions                             (518)                    3                 (37)
                                                              ---------             ---------           ---------
  Total increase (decrease) in net assets                          (516)                  264               1,158
                                                              ---------             ---------           ---------

NET ASSETS:
  Beginning of period                                            18,352                18,088              16,930
                                                              ---------             ---------           ---------
  End of period*                                              $  17,836             $  18,352           $  18,088
                                                              =========             =========           =========
  * Including undistributed
    net investment income of:                                 $      10             $      11           $      11
                                                              =========             =========           =========

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) On October 3, 2005, the Balanced Fund was reorganized into the AHA Balanced Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000'S)

                                                                         AHA DIVERSIFIED EQUITY FUND
                                                        -----------------------------------------------------------
                                                               FOR THE            FOR THE PERIOD         FOR THE
                                                             YEAR ENDED          JULY 1, 2005 TO       YEAR ENDED
                                                        SEPTEMBER 30, 2006(1)   SEPTEMBER 30, 2005    JUNE 30, 2005
                                                        ---------------------   ------------------   --------------
OPERATIONS:
  Net investment income                                       $     871             $     103           $     639
  Net realized gain on investments sold                           8,398                 1,203               6,989
  Change in net unrealized appreciation
    on investments                                                  628                 2,209                 734
                                                              ---------             ---------           ---------
    Net increase in net assets resulting
      from investment operations                                  9,897                 3,515               8,362
                                                              ---------             ---------           ---------

DIVIDENDS TO SHAREHOLDERS:
  Dividends to shareholders from
    net investment income
    Class I                                                        (792)                  (98)               (609)
    Class A                                                         (63)                   (5)                (43)
  Distributions to shareholders from
    net realized gains
    Class I                                                      (3,919)                   --                  --
    Class A                                                        (440)                   --                  --
                                                              ---------             ---------           ---------
  Total dividends and distributions to shareholders              (5,214)                 (103)               (652)
                                                              ---------             ---------           ---------

FUND SHARE TRANSACTIONS:
  Fund Share Transactions: Class I
    Net proceeds from shares sold                                30,944                   988               8,194
    Reinvestment of dividends                                     3,289                    78                 498
    Cost of shares redeemed                                     (25,250)               (4,209)             (2,277)
                                                              ---------             ---------           ---------
  Total Fund Share Transactions Class I                           8,983                (3,143)              6,415
                                                              ---------             ---------           ---------
  Fund Share Transactions: Class A
    Net proceeds from shares sold                                 1,789                   391               1,161
    Reinvestment of dividends                                       456                     5                  37
    Cost of shares redeemed                                      (1,034)                 (119)               (432)
                                                              ---------             ---------           ---------
  Total Fund Share Transactions Class A                           1,211                   277                 766
                                                              ---------             ---------           ---------
    Net increase (decrease) in net assets
       from capital share contributions                          10,194                (2,866)              7,181
                                                              ---------             ---------           ---------
  Total increase in net assets                                   14,877                   546              14,891
                                                              ---------             ---------           ---------

NET ASSETS:
  Beginning of period                                            90,898                90,352              75,461
                                                              ---------             ---------           ---------
  End of period*                                              $ 105,775             $  90,898           $  90,352
                                                              =========             =========           =========
  * Including undistributed
    net investment income of:                                 $      22             $       5           $       5
                                                              =========             =========           =========

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) On October 3, 2005, the Diversified Equity Fund was reorganized into the AHA Diversified Equity Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000'S)

                                                                     AHA SOCIALLY RESPONSIBLE EQUITY FUND
                                                        -------------------------------------------------------------
                                                                                                      FOR THE PERIOD
                                                              FOR THE            FOR THE PERIOD     JANUARY 3, 2005**
                                                             YEAR ENDED          JULY 1, 2005 TO            TO
                                                        SEPTEMBER 30, 2006(1)   SEPTEMBER 30, 2005     JUNE 30, 2005
                                                        ---------------------   ------------------    ---------------
OPERATIONS:
  Net investment income                                       $     273             $      49           $     111
  Net realized gain on investments sold                             598                    69                  34
  Change in net unrealized appreciation
    (depreciation) on investments                                 1,277                 1,155                (176)
                                                              ---------             ---------           ---------
    Net increase (decrease) in net assets resulting
      from investment operations                                  2,148                 1,273                 (31)
                                                              ---------             ---------           ---------

DIVIDENDS TO SHAREHOLDERS:
  Dividends to shareholders from
    net investment income
    Class I                                                        (267)                  (45)               (109)
    Class A                                                          (1)                   --                  --
  Distributions to shareholders from
    net realized gains
    Class I                                                        (102)                   --                  --
    Class A                                                          --                    --                  --
                                                              ---------             ---------           ---------
  Total dividends and distributions to shareholders                (370)                  (45)               (109)
                                                              ---------             ---------           ---------

FUND SHARE TRANSACTIONS:
  Fund Share Transactions: Class I
    Net proceeds from shares sold                                22,781                   467              21,083
    Reinvestment of dividends                                       368                    45                 109
    Cost of shares redeemed                                      (1,713)                 (455)               (542)
                                                              ---------             ---------           ---------
      Total Fund Share Transactions Class I                      21,436                    57              20,650
                                                              ---------             ---------           ---------
  Fund Share Transactions: Class A+
    Net proceeds from shares sold                                   263                    15                  --
    Reinvestment of dividends                                         1                    --                  --
    Cost of shares redeemed                                          (4)                   --                  --
                                                              ---------             ---------           ---------
      Total Fund Share Transactions Class A                         260                    15                  --
                                                              ---------             ---------           ---------
  Net increase in net assets
    from capital share contributions                             21,696                    72              20,650
                                                              ---------             ---------           ---------
Total increase in net assets                                     23,474                 1,300              20,510
                                                              ---------             ---------           ---------

NET ASSETS:
  Beginning of period                                            21,810                20,510                  --
                                                              ---------             ---------           ---------
  End of period*                                              $  45,284             $  21,810           $  20,510
                                                              =========             =========           =========
  * Including undistributed
    net investment income of:                                 $      13             $       6           $       2
                                                              =========             =========           =========


**  Commencement of operations.
 +  Class A shares were offered starting August 12, 2005.
Amounts designated as "--" are either $0 or have been rounded to $0.
(1) On October 3, 2005, the Socially Responsible Equity Fund was reorganized into the AHA Socially Responsible Equity Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                               FOR THE PERIOD             FOR THE YEARS ENDED JUNE 30,
                                                 FOR THE        JULY 1, 2005     ---------------------------------------------
                                                YEAR ENDED        THROUGH
                                              SEPTEMBER 30,    SEPTEMBER 30,
                                                  2006+            2005*           2005         2004        2003        2002
                                              --------------  ----------------   --------    ---------    --------    --------
PER SHARE DATA(1)(6):
  Net Asset Value,
    Beginning of Period                         $  10.57        $   10.61        $  10.68    $   10.86    $  10.65    $  10.43
                                                --------        ---------        --------    ---------    --------    --------
  Income from Investment Operations:
    Net investment income                           0.34             0.06            0.22         0.18        0.28        0.44
    Net realized and unrealized
      gain (loss) on investments                    0.02            (0.04)          (0.06)       (0.18)       0.21        0.22
                                                --------        ---------        --------    ---------    --------    --------
      Total gain from
        investment operations                       0.36             0.02            0.16         0.00        0.49        0.66
                                                --------        ---------        --------    ---------    --------    --------
  Less Dividends and Distributions:
    From net investment income                     (0.37)           (0.06)          (0.22)(8)    (0.18)      (0.28)      (0.44)
    From realized gains                               --               --           (0.01)          --          --          --
                                                --------        ---------        --------    ---------    --------    --------
      Total dividends and distributions            (0.37)           (0.06)          (0.23)       (0.18)      (0.28)      (0.44)
                                                --------        ---------        --------    ---------    --------    --------
  Net Asset Value, End of Period                $  10.56        $   10.57        $  10.61    $   10.68    $  10.86    $  10.65
                                                ========        =========        ========    =========    ========    ========

  Total Return on Net Asset Value(2)                3.49%            0.20%(9)        1.53%       (0.05)%      4.65%       6.16%

SUPPLEMENTAL DATA AND RATIOS(6):
  Net assets, end of period (000's)             $ 45,340        $ 112,381        $128,501    $ 159,949    $ 96,605    $ 85,644
  Ratio of net operating expenses
    to average net assets(3)(4):
    Before waivers                                  0.94%            0.88%(10)       0.79%        0.73%       0.83%       0.78%
    After waivers                                   0.75%            0.86%(10)       0.78%        0.73%       0.85%       0.76%
  Program service fee(4)                             N/A              N/A             N/A          N/A         N/A        0.13%
  Ratio of net investment income
    to average net assets(3)                        3.24%            2.20%(10)       2.01%        1.65%       2.58%       4.00%
  Portfolio turnover rate(7)                       86.31%            4.33%(9)      109.44%       97.66%        N/A       60.24%(5)

   *  The Fund's fiscal and tax year-end changed from June 30 to September 30.
   + On October 3, 2005, the Limited Maturity Fixed Income Fund was reorganized into the AHA Limited Maturity Fixed Income Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for more information.
 (1) Information presented relates to a share of capital stock outstanding for the entire period.
 (2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal year ended 2001. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
 (3) Ratios include all management fees and expenses except for the program service fee.
 (4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
 (5) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
 (6) For the period from November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
 (7) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.
 (8) Includes a tax return of capital which is less than $0.01 per share, for the Fund for the year ended June 30, 2005.
 (9)  Not annualized.
(10)  Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 AHA LIMITED MATURITY FIXED INCOME FUND - CLASS A SHARES

                                                                FOR THE            FOR THE PERIOD           FOR THE PERIOD
                                                              YEAR ENDED        JULY 1, 2005 THROUGH   OCTOBER 22, 2004* THROUGH
                                                          SEPTEMBER 30, 2006+   SEPTEMBER 30, 2005**         JUNE 30, 2005
                                                          -------------------   --------------------   -------------------------
PER SHARE DATA(1):
  Net Asset Value,
    Beginning of Period                                        $ 10.58                  $ 10.62                  $ 10.77
                                                               -------                  -------                  -------
  Income from Investment Operations:
    Net investment income                                         0.30                     0.05                     0.14
    Net realized and unrealized
      loss on investments                                         0.03                    (0.04)                   (0.13)
                                                               -------                  -------                  -------
      Total gain from
        investment operations                                     0.33                     0.01                     0.01
                                                               -------                  -------                  -------
  Less Dividends and Distributions:
    From net investment income                                   (0.34)                   (0.05)                   (0.15)(3)
    From realized gains                                             --                       --                    (0.01)
                                                               -------                  -------                  -------
      Total dividends and distributions                          (0.34)                   (0.05)                   (0.16)
                                                               -------                  -------                  -------
  Net Asset Value, End of Period                               $ 10.57                  $ 10.58                  $ 10.62
                                                               =======                  =======                  =======

  Total Return on Net Asset Value                                 3.17%                    0.13%(4)                 0.12%(4)

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000's)                            $   358                  $   822                  $ 1,070
  Ratio of net operating expenses
    to average net assets:
      Before waivers                                              1.18%                    1.11%(5)                 1.07%(5)
      After waivers                                               1.00%                    1.10%(5)                 1.03%(5)
  Ratio of net investment income
    to average net assets                                         2.88%                    1.95%(5)                 1.75%(5)
  Portfolio turnover rate(2)                                     86.31%                    4.33%(4)               109.44%

  *   Commencement of operations.
 **   The Fund's fiscal and tax year-end changed from June 30 to September 30.
  + On October 3, 2005, the Limited Maturity Fixed Income Fund was reorganized into the AHA Limited Maturity Fixed Income Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for more information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.
(3) Includes a tax return of capital of less than $0.01 per share, for the Fund for the year ended June 30, 2005.
(4)   Not annualized.
(5)   Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                              FOR THE PERIOD             FOR THE YEARS ENDED JUNE 30,
                                                 FOR THE       JULY 1, 2005      --------------------------------------------
                                               YEAR ENDED        THROUGH
                                              SEPTEMBER 30,   SEPTEMBER 30,
                                                  2006+           2005*            2005      2004           2003       2002
                                              -------------   --------------     -------    -------        -------    -------
PER SHARE DATA(1)(7):
  Net Asset Value,
    Beginning of Period                          $ 10.35        $   10.50        $ 10.39    $ 10.87        $ 10.34    $ 10.10
                                                 -------        ---------        -------    -------        -------    -------
  Income from Investment Operations:
    Net investment income                           0.43             0.09           0.38       0.36(2)        0.49       0.52
    Net realized and unrealized
       gain (loss) on investments                  (0.13)           (0.15)          0.20      (0.36)          0.53       0.24
                                                 -------        ---------        -------    -------        -------    -------
       Total gain (loss) from
         investment operations                      0.30            (0.06)          0.58       0.00           1.02       0.76
                                                 -------        ---------        -------    -------        -------    -------
  Less Dividends and Distributions:
    From net investment income                     (0.43)           (0.09)         (0.38)     (0.39)         (0.49)     (0.52)
    From realized gains                            (0.06)              --          (0.09)     (0.09)            --         --
                                                 -------        ---------        -------    -------        -------    -------
       Total dividends and distributions           (0.49)           (0.09)         (0.47)     (0.48)         (0.49)     (0.52)
                                                 -------        ---------        -------    -------        -------    -------
  Net Asset Value, End of Period                 $ 10.16        $   10.35        $ 10.50    $ 10.39        $ 10.87    $ 10.34
                                                 =======        =========        =======    =======        =======    =======

  Total Return on Net Asset Value(3)                3.03%           (0.57)%(9)     5.72%       0.08%         10.06%      7.40%

SUPPLEMENTAL DATA AND RATIOS(7):
  Net assets, end of period (000's)              $30,398        $  31,764        $31,960    $28,958        $31,264    $38,267
  Ratio of net operating expenses
    to average net assets(4)(5):
    Before waivers                                  0.87%            0.83%(10)      0.95%      0.98%          1.29%      1.08%
    After waivers and recovered fees**              0.80%            1.00%(10)      1.00%      1.00%          1.00%      0.76%
  Program service fee(5)                             N/A              N/A            N/A        N/A            N/A       0.17%
  Ratio of net investment income
    to average net assets(4)                        4.20%            3.37%(10)      3.58%      3.40%          4.51%      5.09%
  Portfolio turnover rate(8)                       91.35%           17.47%(9)     144.07%    302.49%           N/A      99.46%(6)

   * The Fund's fiscal and tax year-end changed from June 30 to September 30. ** Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
   + On October 3, 2005, the Full Maturity Fixed Income Fund was reorganized into the AHA Full Maturity Fixed Income Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
 (1) Information presented relates to a share of capital stock outstanding for the entire period.
 (2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (3) Total Return on Net Asset Value is net of the service fee for the period from July 1, 2001 through October 31, 2001, and for the fiscal year ended 2001. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
 (4) Ratios include all management fees and expenses except for the program service fee.
 (5) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
 (6) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
 (7) For the period from November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
 (8) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.
 (9)  Not annualized.
(10)  Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  AHA FULL MATURITY FIXED INCOME FUND - CLASS A SHARES

                                                                               FOR THE PERIOD                      FOR THE PERIOD
                                                            FOR THE             JULY 1, 2005          FOR THE      MAY 11, 2004*
                                                          YEAR ENDED              THROUGH           YEAR ENDED        THROUGH
                                                      SEPTEMBER 30, 2006+   SEPTEMBER 30, 2005**   JUNE 30, 2005   JUNE 30, 2004
                                                      -------------------   --------------------   -------------   --------------
PER SHARE DATA(1):
  Net Asset Value,
    Beginning of Period                                    $  10.36               $  10.50           $  10.39         $  10.32
                                                           --------               --------           --------         --------
  Income from Investment Operations:
    Net investment income                                      0.40                   0.08               0.34             0.04
    Net realized and unrealized
      gain (loss) on investments                              (0.13)                 (0.14)              0.22             0.09
                                                           --------               --------           --------         --------
       Total gain (loss) from
         investment operations                                 0.27                  (0.06)              0.56             0.13
                                                           --------               --------           --------         --------
  Less Dividends and Distributions:
    From net investment income                                (0.41)                 (0.08)             (0.36)           (0.06)
    From realized gains                                       (0.06)                    --              (0.09)              --
                                                           --------               --------           --------         --------
       Total dividends and distributions                      (0.47)                 (0.08)             (0.45)           (0.06)
                                                           --------               --------           --------         --------
  Net Asset Value, End of Period                           $  10.16               $  10.36           $  10.50         $  10.39
                                                           ========               ========           ========         ========

  Total Return on Net Asset Value                              2.67%                 (0.54)%(2)          5.46%            1.29%(2)

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000's)                        $    145               $    134           $    134         $    104
  Ratio of net operating expenses
    to average net assets:
       Before expense waivers                                  1.12%                  1.08%(3)           1.20%            1.15%(3)
       After expense waivers and recovered fees***             1.05%                  1.25%(3)           1.25%            1.25%(3)
  Ratio of net investment income
    to average net assets                                      3.95%                  3.12%(3)           3.33%            3.27%(3)
  Portfolio turnover rate(4)                                  91.35%                 17.47%(2)         144.07%          302.49%

  *   Commencement of operations.
 **   The Fund's fiscal and tax year-end changed from June 30 to September 30.
*** Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
  + On October 3, 2005, the Full Maturity Fixed Income Fund was reorganized into the AHA Full Maturity Fixed Income Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)   Not annualized.
(3)   Annualized.
(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  AHA BALANCED FUND - CLASS I SHARES

                                                             FOR THE PERIOD           FOR THE YEARS ENDED JUNE 30,
                                               FOR THE        JULY 1, 2005     ------------------------------------------
                                             YEAR ENDED         THROUGH
                                            SEPTEMBER 30,    SEPTEMBER 30,
                                                2006+            2005*          2005       2004         2003       2002
                                            -------------    --------------    -------    -------      -------    -------
PER SHARE DATA(1)(7):
  Net Asset Value,
    Beginning of Period                       $     9.76       $     9.62      $  8.98    $  8.03      $  8.03    $  9.17
                                              ----------       ----------      -------    -------      -------    -------
  Income from Investment Operations:
    Net investment income                           0.18             0.04         0.16       0.10(2)      0.11       0.12
    Net realized and unrealized
      gain (loss) on investments                    0.59             0.14         0.64       0.97           --      (0.72)
                                              ----------       ----------      -------    -------      -------    -------
       Total gain (loss) from
         investment operations                      0.77             0.18         0.80       1.07         0.11      (0.60)
                                              ----------       ----------      -------    -------      -------    -------
  Less Dividends and Distributions:
    From net investment income                     (0.18)           (0.04)       (0.16)     (0.12)       (0.11)     (0.12)
    From realized gains                            (0.58)              --           --         --           --      (0.42)
                                              ----------       ----------      -------    -------      -------    -------
       Total dividends and distributions           (0.76)           (0.04)       (0.16)     (0.12)       (0.11)     (0.54)
                                              ----------       ----------      -------    -------      -------    -------
  Net Asset Value, End of Period              $     9.77       $     9.76      $  9.62    $  8.98      $  8.03    $  8.03
                                              ==========       ==========      =======    =======      =======    =======


  Total Return on Net Asset Value(3)                8.32%            1.87%(8)     8.97%     13.41%        1.40%     (6.94)%

SUPPLEMENTAL DATA AND RATIOS(7):
  Net assets, end of period (000's)           $   17,836       $   18,352      $18,088    $16,930      $18,615    $23,375
  Ratio of net operating expenses
    to average net assets(4)(5):
    Before waivers                                  1.11%            1.10%(9)     1.25%      1.31%        1.81%      1.64%
    After waivers                                   1.00%            0.98%(9)     1.20%      1.50%        1.50%      1.13%
  Program service fee(5)                             N/A              N/A          N/A        N/A          N/A       0.24%
  Ratio of net investment income
    to average net assets(4)                        1.83%            1.54%(9)     1.69%      1.14%        1.43%      1.42%
  Portfolio turnover rate                          73.58%           13.53%(8)    98.60%     69.85%         N/A      80.33%(6)

  *   The Fund's fiscal and tax year-end changed from June 30 to September 30.
  + On October 3, 2005, the Balanced Fund was reorganized into the AHA Balanced Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3) Total Return on Net Asset Value is net of the service fee for the period from July 1, 2001 through October 31, 2001, and for the fiscal year ended 2001. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(4) Ratios include all management fees and expenses except for the program service fee.
(5) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(6) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(7) For the period from November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(8)   Not annualized.
(9)   Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES

                                                               FOR THE PERIOD           FOR THE YEARS ENDED JUNE 30,
                                                 FOR THE        JULY 1, 2005     -----------------------------------------
                                               YEAR ENDED         THROUGH
                                              SEPTEMBER 30,    SEPTEMBER 30,
                                                  2006+            2005*          2005        2004       2003        2002
                                              -------------    --------------    -------    -------     -------    -------
PER SHARE DATA(1)(6):
  Net Asset Value,
    Beginning of Period                         $  17.42         $   16.79       $ 15.39    $ 12.74     $ 13.08    $ 15.90
                                                --------         ---------       -------    -------     -------    -------
  Income from Investment Operations:
    Net investment income                           0.15              0.02          0.13       0.10        0.08       0.10
    Net realized and unrealized
       gain (loss) on investments                   1.55              0.63          1.40       2.65       (0.34)     (2.01)
                                                --------         ---------       -------    -------     -------    -------
       Total gain (loss) from
         investment operations                      1.70              0.65          1.53       2.75       (0.26)     (1.91)
                                                --------         ---------       -------    -------     -------    -------
  Less Dividends and Distributions:
    From net investment income                     (0.15)            (0.02)        (0.13)     (0.10)      (0.08)     (0.11)
    From realized gains                            (0.80)               --            --         --          --      (0.80)
                                                --------         ---------       -------    -------     -------    -------
       Total dividends and distributions           (0.95)            (0.02)        (0.13)     (0.10)      (0.08)     (0.91)
                                                --------         ---------       -------    -------     -------    -------
  Net Asset Value, End of Period                $  18.17         $   17.42       $ 16.79    $ 15.39     $ 12.74    $ 13.08
                                                ========         =========       =======    =======     =======    =======

  Total Return on Net Asset Value(2)               10.16%             3.88%(8)      9.95%     21.60%      (1.98)%   (12.75)%

SUPPLEMENTAL DATA AND RATIOS(6):
  Net assets, end of period (000's)             $ 94,653         $  81,447       $81,510    $68,068     $55,564    $85,673
  Ratio of net operating expenses
    to average net assets:(3)(4)
       Before waivers                               1.09%             1.08%(9)      1.07%      1.02%       1.18%      0.84%
       After waivers                                1.01%             1.13%(9)      1.05%      1.02%       1.18%      0.84%
  Program service fee(4)                             N/A               N/A           N/A        N/A         N/A       0.25%
  Ratio of net investment income
    to average net assets(3)                        0.87%             0.46%(9)      0.78%      0.67%       0.61%      0.66%
  Portfolio turnover rate(7)                       99.16%            20.08%(8)    128.37%     97.51%        N/A      29.13%(5)

  *   The Fund's fiscal and tax year-end changed from June 30 to September 30.
  + On October 3, 2005, the Diversified Equity Fund was reorganized into the AHA Diversified Equity Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Total Return on Net Asset Value is net of the service fee for the period from July 1, 2001 through October 31, 2001, and for the fiscal year ended 2001. Beginning November 1, 2001 the management fee is included in the calculation of the Fund's net asset value.
(3) Ratios include all management fees and expenses except for the program service fee.
(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).
(6) For the period from November 1, 2001 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(7) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.
(8)   Not annualized.
(9)   Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               AHA DIVERSIFIED EQUITY FUND - CLASS A SHARES

                                                                                 FOR THE YEARS ENDED JUNE 30,
                                                               FOR THE PERIOD    ---------------------------
                                                 FOR THE        JULY 1, 2005                                  FOR THE PERIOD
                                               YEAR ENDED         THROUGH                                      DECEMBER 30,
                                              SEPTEMBER 30,    SEPTEMBER 30,                                  2002* THROUGH
                                                  2006+            2005**             2005         2004       JUNE 30, 2003
                                              -------------    --------------       --------     --------     --------------
PER SHARE DATA(1)(4):
  Net Asset Value,
    Beginning of Period                         $  17.46         $   16.83          $  15.43     $  12.75        $  11.48
                                                --------         ---------          --------     --------        --------
  Income from Investment
  Operations:
    Net investment income                           0.11              0.01              0.09         0.06            0.03
    Net realized and unrealized
      gain on investments                           1.55              0.63              1.40         2.65            1.26
                                                --------         ---------          --------     --------        --------
       Total gain from
         investment operations                      1.66              0.64              1.49         2.71            1.29
                                                --------         ---------          --------     --------        --------
  Less Dividends:
    From net investment income                     (0.11)            (0.01)            (0.09)       (0.03)          (0.02)
    From realized gains                            (0.80)               --                --           --              --
                                                --------         ---------          --------     --------        --------
       Total dividends and
         distributions                             (0.91)            (0.01)            (0.09)       (0.03)          (0.02)
                                                --------         ---------          --------     --------        --------
  Net Asset Value, End of Period                $  18.21         $   17.46          $  16.83     $  15.43        $  12.75
                                                ========         =========          ========     ========        ========

  Total Return on Net Asset Value                   9.87%             3.81%(2)          9.66%       21.24%          11.26%(2)

SUPPLEMENTAL DATA AND RATIOS(4):
  Net assets, end of period (000's)             $ 11,122         $   9,451          $  8,842     $  7,392        $  6,454
  Ratio of net operating expenses
    to average net assets:
       Before waivers                               1.34%             1.34%(3)          1.32%        1.27%           1.45%(3)
       After waivers                                1.26%             1.38%(3)          1.30%        1.27%           1.45%(3)
  Ratio of net investment income
    to average net assets                           0.62%             0.20%(3)          0.53%        0.42%           0.48%(3)
  Portfolio turnover rate(5)                       99.16%            20.08%(2)        128.37%       97.51%            N/A

  *   Commencement of operations.
 **   The Fund's fiscal and tax year-end changed from June 30 to September 30.
  + On October 3, 2005, the Diversified Equity Fund was reorganized into the AHA Diversified Equity Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)   Not annualized.
(3)   Annualized.
(4) For the period from December 30, 2002 through June 30, 2003, the per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its Master Portfolio.
(5) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          AHA SOCIALLY RESPONSIBLE EQUITY FUND -- CLASS I SHARES

                                                                                FOR THE PERIOD      FOR THE PERIOD
                                                             FOR THE             JULY 1, 2005       JANUARY 3, 2005*
                                                           YEAR ENDED              THROUGH              THROUGH
                                                       SEPTEMBER 30, 2006+   SEPTEMBER 30, 2005**   JUNE 30, 2005
                                                       -------------------   --------------------   ----------------
PER SHARE DATA(1):
  Net Asset Value,
    Beginning of Period                                    $   10.28              $   9.70             $  10.00
                                                           ---------              --------             --------
  Income from Investment Operations:
    Net investment income                                       0.12                  0.02                 0.05
    Net realized and unrealized
       gain (loss) on investments                               0.67                  0.58                (0.30)
                                                           ---------              --------             --------
       Total gain (loss) from
         investment operations                                  0.79                  0.60                (0.25)
                                                           ---------              --------             --------
  Less Dividends:
    From net investment income                                 (0.11)                (0.02)               (0.05)
    From realized gains                                        (0.05)                   --                   --
                                                           ---------              --------             --------
       Total dividends and
         distributions                                         (0.16)                (0.02)               (0.05)
                                                           ---------              --------             --------
  Net Asset Value, End of Period                           $   10.91              $  10.28             $   9.70
                                                           =========              ========             ========

  Total Return on Net Asset Value                               7.69%                 6.20%(2)            (2.48)%(2)

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000's)                        $  45,003              $ 21,795             $ 20,510
  Ratio of net operating expenses
    to average net assets:
       Before waivers                                           1.12%                 1.24%(3)             1.16%(3)
       After waivers and recovered fees***                      1.04%                 1.15%(3)             1.12%(3)
  Ratio of net investment income
    to average net assets                                       1.10%                 0.90%(3)             1.43%(3)
  Portfolio turnover rate(4)                                   28.57%                 6.89%(2)            47.56%

  *   Commencement of operations.
 **   The Fund's fiscal and tax year-end changed from June 30 to September 30.
*** Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
  + On October 3, 2005, the Socially Responsible Equity Fund was reorganized into the AHA Socially Responsible Equity Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)   Not annualized.
(3)   Annualized.
(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                              AHA SOCIALLY RESPONSIBLE EQUITY FUND -- CLASS A SHARES

                                                                                  FOR THE PERIOD
                                                      FOR THE                    AUGUST, 12, 2005*
                                                    YEAR ENDED                        THROUGH
                                                SEPTEMBER 30, 2006+             SEPTEMBER 30, 2005
                                                -------------------             ------------------
PER SHARE DATA(1):
  Net Asset Value,
    Beginning of Period                              $  10.28                        $ 10.17
                                                     --------                        -------
  Income from Investment Operations:
    Net investment income                                0.09                           0.01
    Net realized and unrealized
       gain on investments                               0.67                           0.12
                                                     --------                        -------
       Total gain from
         investment operations                           0.76                           0.13
                                                     --------                        -------
  Less Dividends:
    From net investment income                          (0.09)                         (0.02)
    From realized gains                                 (0.05)                            --
                                                     --------                        -------
       Total dividends and
         distributions                                  (0.14)                         (0.02)
                                                     --------                        -------
  Net Asset Value, End of Period                     $  10.90                        $ 10.28
                                                     ========                        =======

  Total Return on Net Asset Value                        7.40%                          1.27%(2)

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000's)                  $    281                        $    15
  Ratio of net operating expenses
    to average net assets:
       Before waivers                                    1.37%                          1.69%(3)
       After waivers and recovered fees**                1.29%                          1.43%(3)
  Ratio of net investment income
    to average net assets                                0.80%                          0.74%(3)
  Portfolio turnover rate(4)                            28.57%                          6.89%(2)

  *   Commencement of operations.
 ** Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
  + On October 3, 2005, the Socially Responsible Equity Fund was reorganized into the AHA Socially Responsible Equity Fund, a newly established identical series of the CNI Charter Funds. See Note 1 in Notes to Financial Statements for additional information.
(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)   Not annualized.
(3)   Annualized.
(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. For periods less than 1 year, portfolio turnover rate has not been annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
September 30, 2006

1. ORGANIZATION

The AHA Investment Funds (the "AHA Funds") are a series of CNI Charter Funds (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust was organized as a business trust under the laws of Delaware on October 28, 1996. Each of the AHA Funds commenced operations on October 3, 2005, the effective date of the reorganization of each corresponding series (each a "Predecessor Fund" and collectively the "Predecessor Funds") of AHA Investment Funds, Inc. (the "AHA Company"), a registered investment company organized on March 14, 1988 under the laws of Maryland. On May 17, 2005, the Board of Directors of the AHA Company approved the reorganization of the Predecessor Funds into the newly established corresponding AHA Fund series of the Trust.

The AHA Funds currently offer the following series of shares: the AHA Limited Maturity Fixed Income Fund ("Limited Maturity Fund"), the AHA Full Maturity Fixed Income Fund ("Full Maturity Fund"), the AHA Balanced Fund ("Balanced Fund"), the AHA Diversified Equity Fund (the "Diversified Fund"), the AHA
Socially Responsible Equity Fund (the "Socially Responsible Fund"), the AHA International Core Equity Fund ("International Fund") and the AHA U.S. Government Money Market Fund ("Money Market Fund") (each a "Fund" and, collectively, the "Funds"). As of September 30, 2006, the International Fund and the Money Market Fund had not commenced operations. The shares of common stock of the Funds are divided into two classes: Class A Shares and Institutional Class Shares. As of September 30, 2006, only the Institutional Class Shares of the currently operating Funds and the Class A Shares of the Limited Maturity Fund, the Full Maturity Fund, the Diversified Fund, and the Socially Responsible Fund had commenced operations. To request a prospectus, shareholders can call 1-800-445-1341 or write to: CNI Charter Funds, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania, 19456.

Expenses related to the reorganization and reimbursements to the Adviser for reorganization related expenses were incurred and paid by the Funds. These amounts are subject to recapture within the next three fiscal years.

The investment objectives of the Funds are set forth below.

LIMITED MATURITY FUND

Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities, issued or guaranteed by the government, and maintains an average dollar-weighted portfolio maturity of less than three years.

FULL MATURITY FUND

Seeks the highest level of income consistent with long-term preservation of capital. Invests primarily in high quality fixed income securities issued or guaranteed by the U.S. government, its agent or instrumentalities. There is no restriction on the minimum or maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

BALANCED FUND

Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

DIVERSIFIED FUND

Seeks long-term capital growth. Invests primarily in equity securities of U.S. companies that are diversified among various industries and market sectors and securities having equity characteristics.

SOCIALLY RESPONSIBLE FUND

Seeks long-term capital growth. Invests primarily in equity securities whose issuers meet certain socially responsible criteria.

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2006

SECURITY VALUATION

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair values; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND RELATED INCOME

Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method.

REPURCHASE AGREEMENTS

Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS

The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EXPENSE ALLOCATION

Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES

Class-specific expenses are borne by the class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

FUND DISTRIBUTIONS

The Limited Maturity Fund and the Full Maturity Fund declare and pay income dividends from net investment income monthly.

In the Balanced Fund, the Diversified Fund and the Socially Responsible Fund, dividends from net investment income are declared and paid quarterly. Distributions from net realized capital gains are distributed to shareholders at least annually.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2006

3. INVESTMENT ADVISOR AND SUB-ADVISER AGREEMENTS

The Funds have an Investment Management Agreement dated October 1, 2005 (the "Agreement") with CCM Advisors, LLC (the "Adviser"), an affiliate of City National Asset Management, Inc. ("CNAM, Inc."), with whom certain officers and trustees of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.50% of each Fund's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Fund's average daily net assets for the Balanced Fund, Diversified Fund and the Socially Responsible Fund. Effective October 3, 2005, the Advisor lowered the expense cap on the Class I and A shares of the Limited Maturity Fund, Full Maturity Fund, Diversified Fund and the Socially Responsible Fund to 0.75%, 1.00%, 0.80%, 1.05%, 1.01%, 1.26%, 1.04% and 1.29%
from 1.00%,  1.25%,  1.00%,  1.25%,  1.25%, 1.50%, 1.25% and 1.50% respectively.
Through September 30, 2006, the Adviser had contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's average daily net assets.

                Expense Cap (as a % of average daily net assets)

        Fund                              Class I          Class A
        ----                              -------          -------
        Limited Maturity Fund              0.75%            1.00%
        Full Maturity Fund                 0.80%            1.05%
        Balanced Fund                      1.00%             N/A
        Diversified Fund                   1.01%            1.26%
        Socially Responsible Fund          1.04%            1.29%

Effective November 1, 2006, the Adviser has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's average daily net assets.

                Expense Cap (as a % of average daily net assets)

        Fund                              Class I          Class A
        ----                              -------          -------
        Limited Maturity Fund              1.00%            1.25%
        Full Maturity Fund                 1.00%            1.25%
        Balanced Fund                      1.00%             N/A
        Diversified Fund                   1.25%            1.50%
        Socially Responsible Fund          1.25%            1.50%

Any fee reductions or expense reimbursements may be repaid to the Adviser within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

During the year ended September 30, 2006, the Board of Trustees approved the reimbursement of previously waived fees by the Adviser for the prior fiscal year in the amount of $2,139 and $1,547 for the Full Maturity Fund and the Socially Responsible Fund, respectively.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2006

As of September 30, 2006, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

       Fund                  Potential Amount of Recovery (000)      Expiration
       ----                  ----------------------------------      ----------
Limited Maturity Fund                      $ 15                         2008
                                           $136                         2009
Full Maturity Fund                         $  4                         2007
                                           $  3                         2008
                                           $ 17                         2009
Balanced Fund                              $ 34                         2008
                                           $ 18                         2009
Diversified Fund                           $  1                         2008
                                           $ 70                         2009
Socially Responsible Fund                  $  7                         2008
                                           $ 17                         2009

Prior to November 1, 2001, the Adviser was compensated for its services directly by the shareholders and not by the Funds pursuant to the Program Services Agreement it had with each shareholder, under which the Adviser provided asset allocation consulting and certain other services. The fees of the investment managers were paid by the Adviser. The Program Service Fee was equal to 0.50% of average daily net assets for the Full Maturity Fund and Limited Maturity Fund, and 0.75% of average daily net assets for the Balanced Fund and Diversified Fund. This service fee was reflected in the total return as disclosed in the financial highlights tables.

The Patterson Capital Corporation and CNAM Inc. act as the sub-advisers on behalf of the AHA Limited Maturity Fund and are paid by the Adviser.

Robert W. Baird & Co., Incorporated and Boyd Watterson Asset Management, LLC act as sub-advisers on behalf of the AHA Full Maturity Fund and are paid by the Adviser. Prior to October 3, 2005, Western Asset Management Company also acted as the sub-adviser on behalf of the Full Maturity Fund and was paid by the Adviser.

Robert W. Baird & Co., Incorporated, Cambiar Investors, LLC and Freeman Associates Investment Management LLC act as sub-advisers on behalf of the Balanced Fund and are paid by the Adviser.

Cambiar Investors, LLC and Freeman Associates Investment Management LLC act as sub-advisers on behalf of the AHA Diversified Equity Fund and are paid by the Adviser. Effective October 1, 2006, Cambiar was replaced with AMBS Investment Counsel, LLC and SKBA Capital Management, LLC as sub-advisers for portions of the AHA Diversified Equity Fund and are paid by the Adviser.

SKBA Capital Management, LLC acts as the sub-adviser on behalf of the AHA Socially Responsible Fund and is paid by the Adviser.

4. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the AHA Funds Administrator. Effective with the reorganization into the CNI Charter Funds on October 3, 2005, under the terms of the Agreement dated April 1, 1999, as amended January 1, 2005, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion. Prior to October 3, 2005, under the terms of the Agreement dated April 8, 2005, the Administrator was entitled to receive an annual fee equal to the greater of $250,000 or 0.10% of aggregate average daily net assets of the AHA Funds.

The AHA Funds have adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Class A Shares of each Fund.

SEI Investments Fund Management serves as Transfer Agent for the Trust whereby they provide services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees.

Forum Shareholder Services, LLC (a division of Citigroup, LLC) serves as sub-transfer Agent for the AHA Funds whereby they provide services at an annual rate of $14,000 per share class.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2006

U.S. Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the AHA Funds or which securities are to be purchased or sold by the AHA Funds.

Certain officers of the CNI Charter Funds Trust (the "Trust") are also officers of the Advisor and/or the Administrator. Such officers are paid no fees by the Trust or the AHA Funds for serving as officers of the Funds.

5. FEDERAL INCOME TAXES

It is the Funds' policy to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

The funds may be subject to taxes imposed by countries in which they invest, with respect to their investments, in issuers existing or operating in such countries. Such taxes are generally based on income earned. The funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to paydown reclasses for tax purposes and REIT adjustments for tax purposes, have been reclassified to/from the following accounts as of September 30, 2006:

                                             Increase             Decrease
                                           Undistributed         Accumulated
                                          Net Investment        Net Realized
                                           Income/(Loss)         Gain/(Loss)
                                               (000)                (000)
                                          --------------        ------------
        Limited Maturity Fund                  $32                 $(32)
        Full Maturity Fund                      14                  (14)
        Balanced Fund                           10                  (10)
        Diversified Fund                         1                   (1)
        Socially Responsible Fund                2                   (2)

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the periods ended September 30, 2006, September 30, 2005 and June 30, 2005 are shown below (000's):

                                  Ordinary Income            Long-Term Capital Gain                Total
                           -----------------------------   --------------------------   ----------------------------
                           September  September   June     September  September  June   September  September   June
                             2006       2005      2005       2006       2005     2005     2006       2005      2005
                           ---------  ---------  -------   ---------  ---------  ----   ---------  ---------  ------
Limited Maturity Fund       $2,460       $704    $2,965*    $   --       $--     $168    $2,460      $704     $3,133
Full Maturity Fund           1,394        277     1,141         85        --      239     1,479       277      1,380
Balanced Fund                  635         75       301        787        --       --     1,422        75        301
Diversified Fund             1,057        103       652      4,157        --       --     5,214       103        652
Socially Responsible Fund      370         45       109         --        --       --       370        45        109

*Includes tax return of capital of less than $1 (000's).

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2006

As of September 30, 2006, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000's):

                                                                                                                   Total
                                                                                      Net                      Distributable
                      Undistributed   Undistributed      Capital       Post       Unrealized        Other        Earnings
                        Ordinary        Long-Term         loss        October    Appreciation     Temporary    (Accumulated
                         Income       Capital Gain    Carryforwards   Losses    (Depreciation)   Differences      Losses)
                      -------------   -------------   -------------   -------   --------------   -----------   -------------
Limited Maturity
  Fund                   $  155          $   --         $(1,047)      $(1,403)     $  (162)         $(148)       $(2,605)
Full Maturity
  Fund                      108              --            (109)         (283)          32           (106)          (358)
Balanced Fund               228             921              --            --        1,399             --          2,548
Diversified Fund          1,771           5,872              --            --       11,256             --         18,899
Socially Responsible
  Fund                       13             597              --            --        2,256             --          2,866

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2005 through September 30, 2006 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2006, the breakdown of capital loss carryforwards was as follows (000's):

                                      Expiring
                           2012     2013     2014    Total
                          ------   ------   ------   ------
Limited Maturity Fund      $76      $838     $133    $1,047
Full Maturity Fund          --        64       45       109

The Federal tax cost, the aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at Sepember 30, 2006 for each of the Funds were as follows (000's):

                                        Aggregate     Aggregate
                                          Gross         Gross     Net Unrealized
                             Federal   Unrealized    Unrealized    Appreciation
                            Tax Cost  Appreciation  Depreciation  (Depreciation)
                            --------  ------------  ------------  --------------
Limited Maturity Fund        $46,560      $  80       $  (243)        $ (162)
Full Maturity Fund            30,661        326          (294)            32
Balanced Fund                 16,711      1,601          (202)         1,399
Diversified Fund              96,927     12,910        (1,654)        11,256
Socially Responsible Fund     43,389      3,189           933          2,256

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2006

6. CAPITAL SHARE TRANSACTIONS (000'S):

The Funds have 700,000,000 shares of beneficial interest, with $.01 par value, authorized. The share transactions for the year ended September 30, 2006, the three month period ended September 30, 2005 and the year or period ended June 30, 2005 are as follows:

                          LIMITED MATURITY FUND                 FULL MATURITY FUND                    BALANCED FUND
                     --------------------------------    --------------------------------    --------------------------------
                     09/30/06    09/30/05    06/30/05    09/30/06    09/30/05    06/30/05    09/30/06    09/30/05    06/30/05
                     --------    --------    --------    --------    --------    --------    --------    --------    --------
Class I
   Shares sold             63          40       1,243         503          12         476          --          --          --
   Shares issued in
     reinvestment
     of dividends         121          36         176          50          11          63           6          --           1
   Shares redeemed     (6,520)     (1,554)     (4,286)       (628)         --        (282)        (61)         --          (5)
                     --------    --------    --------    --------    --------    --------    --------    --------    --------
   Total Net change    (6,336)     (1,478)     (2,867)        (75)         23         257         (55)         --          (4)
                     ========    ========    ========    ========    ========    ========    ========    ========    ========

Class A
   Shares sold             16          --         100           1          --           3
   Shares issued in
     reinvestment
     of dividends           1          --           1           1          --          --
   Shares redeemed        (61)        (23)         --          (1)         --          --
                     --------    --------    --------    --------    --------    --------
   Total Net change       (44)        (23)        101           1          --           3
                     ========    ========    ========    ========    ========    ========

                                                                     SOCIALLY
                             DIVERSIFIED FUND                    RESPONSIBLE FUND
                     --------------------------------    --------------------------------
                     09/30/06    09/30/05    06/30/05    09/30/06    09/30/05    06/30/05*
                     --------    --------    --------    --------    --------    --------
Class I
   Shares sold          1,789          57         538       2,133          46       2,159
   Shares issued in
     reinvestment
     of dividends         192           5          31          35           5          11
   Shares redeemed     (1,447)       (241)       (138)       (163)        (45)        (56)
                     --------    --------    --------    --------    --------    --------
   Total Net change       534        (179)        431       2,005           6       2,114
                     ========    ========    ========    ========    ========    ========

Class A**
   Shares sold            102          23          71          25           2          --
   Shares issued in
     reinvestment
     of dividends          27          --           2          --          --          --
   Shares redeemed        (59)         (7)        (27)         --          --          --
                     --------    --------    --------    --------    --------    --------
   Total Net change        70          16          46          25           2          --
                     ========    ========    ========    ========    ========    ========

 *Fund commenced operations on January 3, 2005.

**Class A shares for the Socially  Responsible  Fund were  offered  starting
  August 12, 2005.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2006

7. SECURITIES TRANSACTIONS

Purchases and sales and maturities of investment securities, other than short-term investments, for the year ended September 30, 2006 were as follows:

                                  Purchases (000's)        Sales and Maturities (000's)
                              --------------------------   ----------------------------
                              U.S. Government    Other     U.S. Government       Other
                              ---------------   --------   ---------------      -------
   Limited Maturity Fund         $42,092        $ 19,962       $45,094          $81,626
   Full Maturity Fund             19,600           9,110        18,552            7,252
   Balanced Fund                   2,355          10,363         2,815           11,356
   Diversified Fund                   --         101,495            --           98,048
   Socially Responsible Fund          --          27,595            --            7,093

8. SECURITIES LENDING

The Custodian serves as the AHA Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income the Funds earned on securities purchased with cash collateral is reflected on the statements of operations. Collateral was maintained at not less than 102% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statement of net assets. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. There was no loss of income or value reported for the securities on loan for the year ended September 30, 2006.

9. INVESTMENT RISKS

In the normal course of business, the AHA Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of September 30, 2006, the Funds have not completed their evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
September 30, 2006

To the Shareholders and Board of Trustees of CNI Charter Funds:

We have audited the accompanying statements of assets and liabilities of the AHA Investment Funds, a series of CNI Charter Funds, comprised of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund (collectively, "the Funds"), including the schedules of investments, as of September 30, 2006, and the related statements of operations for the year then ended, and the changes in net assets and the financial highlights for the year ended September 30, 2006 and the period from July 1, 2005 to September 30, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The changes in net assets and financial highlights for the periods presented prior to July 1, 2005, were audited by other auditors, whose report dated August 15, 2005, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate audit procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2006, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for the year then ended and the period from July 1, 2005 to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.


                                                      /s/ KPMG LLP

November 22, 2006

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION (UNAUDITED)

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and Officers of the Trust is set forth below as of October 3, 2005. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members."

                                          TERM OF
                                           OFFICE                                                        NUMBER OF
                                            AND                                                        PORTFOLIOS IN       OTHER
   NAME                  POSITION(S)     LENGTH OF                                                     FUNDS COMPLEX   DIRECTORSHIPS
 ADDRESS,                 HELD WITH         TIME                  PRINCIPAL OCCUPATION(S)               OVERSEEN BY       HELD BY
 AND AGE 1                  TRUST         SERVED 2                DURING PAST FIVE YEARS               BOARD MEMBER 3    TRUSTEE 4
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS

Irwin G. Barnet         Trustee          Since 1999   Attorney and partner at Reed Smith LLP,                16            None
Age: 68                                               a law firm (January 2003-Present); attorney
                                                      and a principal of Crosby, Heafey, Roach &
                                                      May, a law firm (September 2000-December
                                                      2002); attorney and principal of Sanders,
                                                      Barnet, Goldman, Simons & Mosk, a law
                                                      firm prior to September, 2000.
------------------------------------------------------------------------------------------------------------------------------------
Victor Meschures        Trustee          Since 1999   Certified Public Accountant with Meschures,            16            None
Age: 68                                               Campeas, Thompson, Snyder and Pariser, LLP,
                                                      an accounting firm.
------------------------------------------------------------------------------------------------------------------------------------
William R. Sweet        Trustee          Since 1999   Retired.                                               16            None
Age: 69
------------------------------------------------------------------------------------------------------------------------------------
James R. Wolford        Trustee          Since 1999   Chief Financial Officer, Bixby Land Company,           16            None
Age: 52                                               a real estate company (September, 2004-Present);
                                                      Regional Financial Officer, AIMCO, a real
                                                      estate investment trust (January, 2004-
                                                      September, 2004); Chief Financial Officer,
                                                      DBM Group, a direct mail marketing company
                                                      (August, 2001-January, 2004); Senior Vice
                                                      President and Chief Operating Officer, Forecast
                                                      Commercial Real Estate Service, Inc.
                                                      (January, 2000-August, 2001); Senior Vice
                                                      President and Chief Financial Officer, Bixby
                                                      Ranch Company (1985-January, 2000).
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Vernon C. Kozlen        President        Since 2000   Executive Vice President and Director of              N/A             N/A
City National Bank      and Chief                     Asset Management Development, City
400 N. Roxbury Dr.      Executive                     National Bank (1996-present); Director,
Beverly Hills, CA       Officer                       Reed, Conner & Birdwell, L.L.C. (2000-
90210                                                 present) and Convergent Capital Management,
Age: 63                                               LLC (2003-present). Formerly, Chairman of
                                                      the Board, City National Asset Management,
                                                      Inc. ("CNAM, Inc.") (2001-September 2005)
                                                      and City National Securities, Inc. ("CNS")
                                                      (1999-September 2005); and Director, CNAM, Inc.
                                                      (2001-April 2006) and CNS (1999-April 2006).
------------------------------------------------------------------------------------------------------------------------------------
Rodney J. Olea          Vice President   Since 2000   Senior Vice President, City National Asset            N/A             N/A
City National Bank                                    Management, Inc. (2001-Present); Senior Vice
400 N. Roxbury Dr.                                    President and Director of Fixed Income of
Beverly Hills, CA                                     City National Bank (1994-Present).
90210
Age: 41
------------------------------------------------------------------------------------------------------------------------------------

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

Information pertaining to the Trustees and Officers of the Trust is set forth below as of October 3, 2005. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." The Trust's Statement of Additional Information ("SAI") includes additional information about the Board Members and Officers. The SAI may be obtained without charge by calling 1-800-708-8881.

                                          TERM OF
                                           OFFICE                                                        NUMBER OF
                                            AND                                                        PORTFOLIOS IN       OTHER
   NAME                  POSITION(S)     LENGTH OF                                                     FUNDS COMPLEX   DIRECTORSHIPS
 ADDRESS,                 HELD WITH         TIME                  PRINCIPAL OCCUPATION(S)               OVERSEEN BY       HELD BY
 AND AGE 1                  TRUST         SERVED 2                DURING PAST FIVE YEARS               BOARD MEMBER 3    TRUSTEE 4
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Richard A. Weiss        Vice President   Since 2000   President, CNAM, Inc. (2001-Present);                 N/A             N/A
City National Bank      and                           Executive Vice President and Chief
400 N. Roxbury Dr.,     Assistant                     Investment Officer, CNB (1999-
Beverly Hills, CA       Secretary                     Present); Director, City National
90210                                                 Securities (April 2003-present).
Age: 46                                               Formerly, Executive Vice President
                                                      and Chief Investment Officer, Sanwa
                                                      Bank California (1994-1999).
------------------------------------------------------------------------------------------------------------------------------------
Valerie Y. Lewis        Vice President   Since 2005   Chief Compliance Officer, CNAM,                       N/A             N/A
City National Bank      and Chief                     Inc. (August, 2005- Present). Formerly,
400 N. Roxbury Dr.      Compliance                    Fund Boards Specialist - Assistant
Beverly Hills,          Officer                       Secretary, Capital Research and
CA 90210                                              Management Company and Capital
Age: 50                                               International, Inc. (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------
Eric Kleinschmidt       Controller and   Since 2005   SEI Investments, Director of Fund                     N/A             N/A
SEI Investments         Chief                         Accounting, (2004-Present).
One Freedom             Operating                     Formerly, Manager of Fund
Valley Drive            Officer                       Accounting (1999-2004).
Oaks, PA 19456
Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Timothy Solberg         Vice President   Since 2005   Managing Director and Chief                           N/A             N/A
109 S. Lasalle Street   and Assistant                 Investment Officer, CCMA (2001-
Suite 2800              Secretary                     Present). Formerly, Director of
Chicago, IL 60603                                     Marketing and Client Services,
Age: 53                                               Hewitt Investment Group, a Division
                                                      of Hewitt Associates LLC (1989-2001).
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto        Vice President   Since 2000   Attorney, Vice President and Assistant                N/A             N/A
One Freedom             and Assistant                 Secretary of SEI Investments (1999-
Valley Drive            Secretary                     Present); Vice President and Assistant
Oaks, PA 19456                                        Secretary of Administrator (1999-
Age: 38                                               Present); Officer of various investment
                                                      companies administered by Administrator
                                                      (1999-Present). Formerly, Assistant
                                                      Secretary of the Distributor (2003-2004).
                                                      Formerly, Vice President of the
                                                      Distributor (1999-2004).
------------------------------------------------------------------------------------------------------------------------------------

1 Each trustee may be contacted by writing to the Trustee c/o CNI Charter Funds, One Freedom Valley Drive, Oaks, PA 19456.
2 Each trustee shall hold office during the lifetime of this Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders is called for the purpose of electing trustees and until the election and qualification of his or her successor in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office until their respective successors are chosen or qualified, or until their removal or resignation, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.
3 The "CNI Charter Funds Complex" consists of all registered investment companies for which City National Asset Management, Inc. serves as investment adviser. As of September 30, 2006, the CNI Charter Funds Complex consisted of 16 Funds.
4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                                          TERM OF
                                           OFFICE                                                        NUMBER OF
                                            AND                                                        PORTFOLIOS IN       OTHER
   NAME                  POSITION(S)     LENGTH OF                                                     FUNDS COMPLEX   DIRECTORSHIPS
 ADDRESS,                 HELD WITH         TIME                  PRINCIPAL OCCUPATION(S)               OVERSEEN BY       HELD BY
 AND AGE 1                  TRUST         SERVED 2                DURING PAST FIVE YEARS               BOARD MEMBER 3    TRUSTEE 4
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONCLUDED)

Phillip T. Masterson    Vice President   Since 2005   Attorney, employed by SEI Investments                 N/A             N/A
SEI Investments         and Assistant                 (August 2004-Present). Formerly, General
One Freedom             Secretary                     Counsel, Citco Mutual Fund Services
Valley Drive                                          (2003-2004); and Vice President and
Oaks, PA 19456                                        Associate Counsel, Oppenheimer Funds
Age: 42                                               (1998-2003).
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye            Vice President   Since 2005   Attorney, Employed by SEI Investments                 N/A             N/A
SEI Investments         and Assistant                 Company (2004- Present); Vice President,
One Freedom             Secretary                     Deutsche Asset Management (2003-2004);
Valley Drive                                          Associate, Morgan Lewis & Bockius LLP
Oaks, PA 19456                                        (2000-2003); and Assistant Vice President,
Age: 38                                               ING Variable Annuities Group (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala         Vice President   Since 2005   Vice President and Assistant Secretary                N/A             N/A
SEI Investments         and Assistant                 of SEI Investments Fund Management
One Freedom             Secretary                     (2005-present). Formerly, Compliance
Valley Drive                                          Officer of SEI Investments (2001-2004)
Oaks, PA 19456                                        and Account and Product Consultant, SEI
Age: 32                                               Private Trust Company (1998-2001).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang         Vice President   Since 2005   Attorney, Employed by SEI Investments                 N/A             N/A
SEI Investments         and Assistant                 Company (January 2005). Formerly, Counsel,
One Freedom             Secretary                     Caledonian Bank & Trust's Mutual Funds
Valley Drive                                          Group (2004-2005); Counsel, Permal
Oaks, PA 19456                                        Asset Management (2001-2004); Associate,
Age: 34                                               Schulte, Roth & Zabel's Investment
                                                      Management Group (2000-2001); and
                                                      Attorney, U.S. SEC's Division of
                                                      Enforcement, Northeast Regional Office
                                                      (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)

At a special meeting held on September 25, 2006 the shareholders of the AHA Diversified Equity Fund voted to approve the investment sub-advisory agreement between CCM Advisors, LLC and SKBA Capital Management, LLC and to approve the investment sub-advisory agreement between CCM Advisors, LLC and AMBS Investment Counsel, LLC each with respect to a portion of the Fund. The results of the vote were as follows:

The approval of the sub-advisory agreement between CCM Advisors, LLC and SKBA Capital Management, LLC:

                                                       % OF            % OF
                                                       OUTSTANDING     SHARES
                                  NUMBER OF SHARES     SHARES          VOTES
--------------------------------------------------------------------------------
AFFIRMATIVE                       4,441,153.30         72.169%         100.000%
AGAINST                                   0.00          0.000            0.000
ABSTAIN                                   0.00          0.000            0.000

TOTAL                             4,441,153.30         72.169%         100.000%

The approval of the sub-advisory agreement between CCM Advisors, LLC and AMBS Investment Counsel, LLC:

                                                       % OF            % OF
                                                       OUTSTANDING     SHARES
                                  NUMBER OF SHARES     SHARES          VOTES
--------------------------------------------------------------------------------
AFFIRMATIVE                       4,438,742.31         72.130%          99.946%
AGAINST                               2,410.99          0.039            0.054
ABSTAIN                                   0.00          0.000            0.000

TOTAL                             4,441,153.30         72.169%         100.000%

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
September 30, 2006

For shareholders that do not have a September 30, 2006 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2006 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For Federal income tax purposes, for the fiscal year ended September 30, 2006 each Fund is designating the following items with regard to distributions paid during the year:

                                                                         (C)**         (D)***
                                                                       Dividends     Qualifying                          (G)******
                           (A)*           (B)*                         Qualifying     Dividend    (E)****     (F)*****   Qualifying
                         Long Term      Ordinary                     For Corporate     Income       U.S.     Qualifying  Short-Term
                       Capital Gain      Income           Total      Dividends Rec.  (15% Rate   Government   Interest    Capital
                       Distributions  Distributions   Distributions    Deduction      for QDI)    Interest     Income       Gain
------------------------------------------------------------------------------------------------------------------------------------
Limited Maturity
   Fixed Income
   Fund                      0%           100%            100%             0%            0%         17%         91%           0%

Full Maturity
   Fixed Income
   Fund                      6%            94%            100%             0%            0%         21%         93%           0%

Balanced Fund               55%            45%            100%            30%           46%          6%         66%           1%

Diversified Equity
   Fund                     80%            20%            100%            56%           58%          0%          0%         100%

Socially Responsible
   Equity Fund               0%           100%            100%            94%           92%          0%          0%           0%

     * ITEMS (A) AND (B) ARE BASED ON THE PERCENTAGE OF EACH FUND'S TOTAL DISTRIBUTION.
    ** ITEM (C) IS BASED ON THE PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF EACH FUND. QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
   *** THE PERCENTAGE IN ITEM (D) REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003. IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.
  **** ITEM (E) REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. FOR SHAREHOLDERS OF THE FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME TAX.
 ***** ITEM (F) REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.
****** THE PERCENTAGE IN ITEM (G) REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - DISCLOSURE OF FUND EXPENSES (UNAUDITED)
September 30, 2006

As a Class I shareholder of the AHA Limited Maturity Fund, the AHA Full Maturity Fund, the AHA Balanced Fund, the AHA Diversified Fund and the AHA Socially Responsible Fund (each a "Fund" and collectively, the "Funds"), you will incur ongoing costs, including management fees and other Fund expenses. As a Class A shareholder of the AHA Limited Maturity Fund, the AHA Full Maturity Fund, the AHA Diversified Fund and the AHA Socially Responsible Fund, you will incur ongoing costs and distribution fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 for the six months ended September 30, 2006.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. The Funds charge no sales load or transaction fees, but do assess shareholders of IRA accounts a $25.00 annual maintenance fee by Forum Shareholder Services, LLC (a division of Citigroup Fund Services, LLC), the Funds' sub-transfer agent. To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which does not the represent the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Ending account values and expenses paid during the period are based on a hypothetical 2.50% rate of return. The rate of return is considered before expenses are deducted from the Fund.

AHA LIMITED MATURITY - CLASS I         Beginning Account   Ending Account    Expenses Paid During Period(2)
                                        Value 04/01/06     Value 09/30/06          04/01/06 - 09/30/06
                                       -----------------   ---------------   ------------------------------
Actual(1)                                  $1,000.00          $1,025.70                   $3.81
Hypothetical                               $1,000.00          $1,021.31                   $3.80

(1) Ending account values and expenses paid during period are based on an actual 2.57% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month end period).

AHA LIMITED MATURITY - CLASS A         Beginning Account   Ending Account    Expenses Paid During Period(2)
                                        Value 04/01/06     Value 09/30/06          04/01/06 - 09/30/06
                                       -----------------   ---------------   ------------------------------
Actual(1)                                  $1,000.00          $1,024.40                   $5.07
Hypothetical                               $1,000.00          $1,020.05                   $5.06

(1) Ending account values and expenses paid during period are based on an actual 2.44% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED) September 30, 2006

AHA FULL MATURITY - CLASS I            Beginning Account   Ending Account    Expenses Paid During Period(2)
                                        Value 04/01/06     Value 09/30/06          04/01/06 - 09/30/06
                                       -----------------   ---------------   ------------------------------
Actual(1)                                  $1,000.00          $1,032.10                   $4.08
Hypothetical                               $1,000.00          $1,021.06                   $4.05

(1) Ending account values and expenses are paid during period based on an actual 3.21% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect from the six month period).

AHA FULL MATURITY - CLASS A            Beginning Account   Ending Account    Expenses Paid During Period(2)
                                        Value 04/01/06     Value 09/30/06          04/01/06 - 09/30/06
                                       -----------------   ---------------   ------------------------------
Actual(1)                                  $1,000.00          $1,030.80                   $5.35
Hypothetical                               $1,000.00          $1,019.30                   $5.32

(1) Ending account values and expenses are paid during period based on an actual 3.08% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect from the six month period).

AHA BALANCED - CLASS I                 Beginning Account   Ending Account    Expenses Paid During Period(2)
                                        Value 04/01/06     Value 09/30/06          04/01/06 - 09/30/06
                                       -----------------   ---------------   ------------------------------
Actual(1)                                  $1,000.00          $1,032.10                   $5.09
Hypothetical                               $1,000.00          $1,020.05                   $5.06

(1) Ending account values and expenses are paid during period based on an actual 3.32% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect from the six month period).

AHA DIVERSIFIED - CLASS I              Beginning Account   Ending Account    Expenses Paid During Period(2)
                                        Value 04/01/06     Value 09/30/06         04/01/06 - 09/30/06
                                       -----------------   ---------------   ------------------------------
Actual(1)                                  $1,000.00          $1,031.80                   $5.14
Hypothetical                               $1,000.00          $1,020.00                   $5.11

(1) Ending account values and expenses are paid during period based on an actual 3.18% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect from the six month period).

AHA DIVERSIFIED - CLASS A              Beginning Account   Ending Account    Expenses Paid During Period(2)
                                        Value 04/01/06     Value 09/30/06         04/01/06 - 09/30/06
                                       -----------------   ---------------   ------------------------------
Actual(1)                                  $1,000.00          $1,030.40                   $6.41
Hypothetical                               $1,000.00          $1,018.75                   $6.38

(1) Ending account values and expenses are paid during period based on an actual 3.04% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect from the six month period).

AHA SOCIALLY RESPONSIBLE - CLASS I     Beginning Account   Ending Account    Expenses Paid During Period(2)
                                        Value 04/01/06     Value 09/30/06         04/01/06 - 09/30/06
                                       -----------------   ---------------   ------------------------------
Actual(1)                                  $1,000.00          $1,023.50                   $5.28
Hypothetical                               $1,000.00          $1,019.85                   $5.27

(1) Ending account values and expenses are paid during period based on an actual 2.35% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect from the six month period).

AHA SOCIALLY RESPONSIBLE - CLASS A     Beginning Account   Ending Account    Expenses Paid During Period(2)
                                        Value 04/01/06     Value 09/30/06         04/01/06 - 09/30/06
                                       -----------------   ---------------   ------------------------------
Actual(1)                                  $1,000.00          $1,022.60                   $6.54
Hypothetical                               $1,000.00          $1,018.60                   $6.53

(1) Ending account values and expenses are paid during period based on an actual 2.26% rate of return. The rate of return is considered after expenses are deducted from the Fund.

(2) Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect from the six month period).

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
APPROVAL OF SUB-ADVISORY AGREEMENT (UNAUDITED)

The Board of Trustees of CNI Charter Funds (the "Trust") is comprised of four Trustees, all of whom are independent of the Trust's investment advisers and sub-advisers. During the six months ended September 30, 2006, the Board of Trustees approved new sub-advisory agreements (the "Agreements") between CCM Advisors, LLC ("CCMA") and each of AMBS Investment Counsel, LLC ("AMBS") and SKBA Capital Management, LLC ("SKBA") with respect to portions of the AHA Diversified Equity Fund (the "Fund").

The following information summarizes the Board's considerations associated with its approval of each of the Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. Each Agreement was considered separately. As described below, the Board considered the nature, quality and extent of the various investment advisory services to be performed by AMBS and SKBA. In considering these matters, the Board discussed the approval of the Agreements with management and in private sessions with counsel at which no representatives of CCMA, AMBS or SKBA were present.

The Board reviewed extensive materials regarding AMBS' and SKBA's investment results, advisory fee comparisons, financial and profitability information with respect to each entity, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund. In deciding to approve each Agreement, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

NATURE, EXTENT AND QUALITY OF SERVICES

In connection with its review of the proposed AMBS and SKBA sub-advisory agreements, the Board considered a variety of matters including the background, education and experience of the proposed sub-advisers' key portfolio management and operational personnel; their overall financial strength and stability; their regulatory compliance systems and procedures; their resources and ability to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of their organizations. The Board also reviewed the proposed sub-advisers' investment philosophies and processes as well as their brokerage, trading and soft dollar practices. The Board noted that AMBS had not previously provided investment advisory services to mutual funds, but concluded that providing sub-advisory services to the Fund would not involve operational difficulties with which AMBS could not successfully cope. The Board noted that it was familiar with SKBA's performance as a result of its services as sub-adviser to the AHA Socially Responsible Fund series of the Trust.

INVESTMENT PERFORMANCE

The Board reviewed information regarding the historical performance of AMBS' separate accounts, noting that the performance of AMBS' large cap value product was in the top quartile of performance of investment advisers in the PSN Large Cap Value Universe (published by Informa Investment Solutions, Inc., a third-party supplier of investment manager separate account database information) for the three- and five-year periods ended March 31, 2006, and that it had significantly outperformed the Russell 1000 Value Index, which is the benchmark for the portion of the Fund proposed to be allocated to AMBS, for those periods.

The Board also reviewed information regarding the historical performance of SKBA's separate accounts, noting that the performance of SKBA's large cap value product was in the top quartile of performance of investment advisers in the PSN Large Cap Value Universe for the three- and five-year periods ended March 31, 2006, and that it had significantly outperformed the Russell 1000 Value Index, which is the benchmark for the portion of the Fund proposed to be allocated to SKBA, for those periods.

The Board also reviewed information regarding the process by which CCMA selected AMBS and SKBA from an initial field of over 300 large cap value investment advisers, including performance and risk factor information for nine semi-finalists in the search. In addition, the Board considered information presented by CCMA indicating the hypothetical performance of a model portfolio consisting of portions managed by AMBS, SKBA and Freeman Associates Investment Management LLC ("Freeman"), the sub-adviser to the remaining portion of the Fund. The model portfolio was based on Freeman's actual performance in advising a portion of the Fund and historical performance composites of separate accounts managed by AMBS and SKBA using substantially similar investment objectives, policies and strategies as those it proposed to use in managing portions of the Fund. The Board noted that the hypothetical performance of this combination of managers outperformed the Fund's benchmark for

AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------
APPROVAL OF SUB-ADVISORY AGREEMENT (CONTINUED) (UNAUDITED)

the most quarters, during the three- and five-year time periods reviewed. The Board further noted that this hypothetical performance was better than the performance of five other model portfolios, each of which consisted of portions managed by Freeman and one of the five finalists in the search (including model portfolios with portions managed by Freeman and SKBA, and by Freeman and AMBS).

ADVISORY FEES AND FUND EXPENSES

The Board also reviewed information regarding the advisory fees proposed to be charged under the AMBS and SKBA sub-advisory agreements, noting that AMBS and SKBA would be charging the same fees as those currently charged by the existing sub-adviser to the portion of the Fund to be managed by AMBS and SKBA, and that such fees are lower than AMBS' and SKBA's standard fee schedules for institutional clients. The Board noted that CCMA pays the Fund's sub-advisory fees out of CCMA's advisory fee, and that the Fund's asset levels were not so substantial that they could lead to significant economies of scale.

The Board also considered information prepared by AMBS relating to its projected costs and profits with respect to the Fund. They noted that SKBA was unable to provide an estimation of the profitability of its proposed relationship with the Fund. However, the Board determined that such profitability was likely to be reasonable based on the low fee rate proposed to be charged by SKBA to CCMA with respect to the Fund. The Board recognized that AMBS and SKBA would not receive benefits other than investment advisory fees as a result of their relationships with the Fund, except the intangible benefits of any favorable publicity arising in connection with the Fund's performance. The Board noted, however, that City National Bank and City National Securities, Inc., which are affiliates of AMBS and SKBA, receive benefits in the form of fees paid for providing certain shareholder servicing and sub-distribution services to the Trust.

CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that each of the proposed AMBS and SKBA sub-advisory agreements represents fair and reasonable compensation in light of the nature and quality of the services to be provided by AMBS and SKBA, respectively, to the Fund and its shareholders, and that approval of each sub-advisory agreement is in the best interest of both the Fund and its shareholders.

SHAREHOLDER APPROVAL

Because AMBS and SKBA are affiliated with CCMA, they are not covered under an exemption order issued to the Trust by the Securities and Exchange Commission which permits the Trust's advisers to hire and terminate sub-advisers without shareholder approval. Upon the Board's approval of the appointments of AMBS and SKBA, the officers of the Trust called a meeting of Fund shareholders on September 25, 2006, at which time the shareholders of the Fund approved the appointments of AMBS and SKBA.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                   ------------------------------------------
                              AHA INVESTMENT FUNDS
                      190 SOUTH LASALLE STREET, SUITE 2800
                             CHICAGO, ILLINOIS 60603
                                 1-800-445-1341
                   ------------------------------------------

INVESTMENT ADVISOR
CCM Advisors, LLC
190 South LaSalle Street, Suite 2800
Chicago, Illinois 60603

ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

SUB-TRANSFER AGENT AND
DIVIDEND DISBURSEMENT AGENT
Forum Shareholder Services, LLC
(a division of Citigroup Fund Services, LLC)
Two Portland Square
Portland, Maine 04101

CUSTODIAN
U.S. Bank, N.A.
2 Liberty Place, 20th Floor
Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
Paul Hastings, Janofsky & Walker LLP
515 South Flower Street
Twenty-Fifth Floor
Los Angeles, California 90071

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Suite 2000
355 South Grand Avenue
Los Angeles, California 90071

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456





      [LOGO]
AMERICAN HOSPITAL
   ASSOCIATION                           CNI CHARTER FUNDS(SM) [LOGO OMITTED](R)

a tobacco-free investment

CNI-AR-002-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are William R. Sweet and James R. Wolford. Messrs. Sweet and Wolford are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2006                                                   2005
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
(a)     Audit      $285,500          N/A               N/A               $221,500          N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
(b)     Audit-     $0                N/A               N/A               $0                N/A               N/A
        Related
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
(c)     Tax        $60,000           N/A               N/A               $41,000           N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
(d)     All        N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------

Notes:

   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not Applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2006             2005
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                 N/A               N/A

                ---------------------------- ----------------- ----------------
                Tax Fees                           N/A               N/A

                ---------------------------- ----------------- ----------------
                All Other Fees                     N/A               N/A

                ---------------------------- ----------------- ----------------


(f)      Not Applicable

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $60,000 and $41,000 for 2006 and 2005, respectively.

(h)      Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CNI Charter Funds

By (Signature and Title)*                /s/ Vern Kozlen
                                         ---------------------------------------
                                         Vern Kozlen, President & CEO

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Vern Kozlen
                                         ---------------------------------------
                                         Vern Kozlen, President & CEO

Date November 27, 2006

By (Signature and Title)*                /s/ Eric Kleinschmidt
                                         ---------------------------------------
                                         Eric Kleinschmidt, Controller and COO

Date November 27, 2006

* Print the name and title of each signing officer under his or her signature.